UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 90.4%
Federal Farm Credit Bank
$ 40,000,000	3.875%		06/04/12	$ 40,012,132
17,975,000	0.200		07/19/12	17,974,941
50,000,000	0.200	(a)	07/20/12	50,001,396
183,000,000	0.200		09/04/12	182,988,800
24,000,000	0.608	(a)	11/01/12	24,000,000
137,755,000	0.239	(a)	11/27/12	137,761,988
38,200,000	0.640	(a)	12/14/12	38,200,000
100,000,000	0.683	(a)	01/03/13	100,000,000
66,630,000	0.219	(a)	01/24/13	66,629,722
96,230,000	0.411	(a)	01/25/13	96,235,428
50,000,000	0.189	(a)	01/28/13	49,993,529
71,150,000	0.169	(a)	02/04/13	71,120,964
222,000,000	0.416	(a)	02/07/13	221,987,241
63,620,000	1.750		02/21/13	64,331,891
61,520,000	0.230	(a)	02/22/13	61,515,697
42,200,000	0.190		03/01/13	42,189,622
10,000,000	0.210	(a)	03/18/13	9,999,247
100,000,000	0.189	(a)	04/09/13	99,983,086
79,500,000	0.209	(a)	04/17/13	79,490,877
19,480,000	0.289	(a)	04/26/13	19,490,701
100,000,000	0.219	(a)	07/08/13	99,988,803
250,000,000	0.149	(a)	09/13/13	249,949,943
Federal Home Loan Bank
918,365,000	0.095		06/01/12	918,365,000
1,440,400,000	0.092		06/06/12	1,440,381,505
9,700,000	0.320		06/07/12	9,700,000
350,800,000	0.080		06/08/12	350,794,543
35,150,000	1.375		06/08/12	35,158,164
917,800,000	0.103		06/13/12	917,768,547
100,000,000	0.110		06/15/12	99,995,722
48,400,000	1.875		06/20/12	48,443,275
611,893,000	0.090		06/27/12	611,853,227
53,490,000	0.110		06/28/12	53,485,587
566,902,000	0.100	(b)	06/29/12	566,857,908
694,051,000	0.110		07/05/12	693,978,602
91,800,000	0.114		07/06/12	91,789,867
939,457,000	0.112		07/11/12	939,340,055
59,000,000	0.115		07/13/12	58,992,084
100,000,000	0.250		07/16/12	100,014,510
51,299,000	0.114		07/18/12	51,291,365
102,000,000	0.108		07/20/12	101,985,006
50,000,000	0.250		07/20/12	50,008,556
966,000,000	0.100	(b)	08/03/12	965,830,950
46,000,000	0.200		09/06/12	45,995,890
39,000,000	0.240		09/28/12	38,999,511
56,050,000	0.220		10/24/12	56,042,463
9,700,000	0.200		12/06/12	9,697,314
9,700,000	0.300		12/06/12	9,700,000
24,000,000	0.300		12/07/12	24,000,000
38,700,000	0.210		12/10/12	38,691,085
17,900,000	0.320		12/11/12	17,900,000
78,400,000	0.210		12/13/12	78,381,654
38,400,000	0.300		12/14/12	38,400,000
9,600,000	0.300		12/17/12	9,600,000
7,200,000	0.310		12/17/12	7,200,000
69,400,000	0.210		12/19/12	69,382,295
69,400,000	0.210		12/21/12	69,383,094
6,900,000	0.320		12/21/12	6,900,000
75,000,000	0.210		12/27/12	74,989,869
12,700,000	0.200		12/28/12	12,696,072
37,100,000	0.210		12/28/12	37,090,650

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$ 25,800,000	0.300%		01/11/13	$ 25,800,000
30,000,000	0.160		01/18/13	29,991,827
43,500,000	0.170		02/01/13	43,491,847
30,000,000	0.160		02/15/13	29,990,837
19,190,000	0.125		03/01/13	19,174,516
48,000,000	0.200		03/06/13	47,987,899
25,265,000	1.625		03/20/13	25,546,008
32,600,000	0.210		05/17/13	32,586,584
33,500,000	0.200		05/22/13	33,482,764
19,800,000	0.230		05/23/13	19,795,506
1,685,000	0.230		05/24/13	1,684,533
51,000,000	0.230		05/29/13	50,988,230
13,500,000	0.230	(b)	06/07/13	13,496,859
5,500,000	0.280		06/10/13	5,500,000
20,100,000	0.350		06/10/13	20,119,747
33,500,000	0.230	(b)	06/12/13	33,492,205
1,400,000	0.300	(b)	06/13/13	1,400,000
33,500,000	0.230		06/18/13	33,491,737
9,275,000	0.400		06/19/13	9,289,156
39,900,000	0.420		06/21/13	39,969,754
14,300,000	1.875		06/21/13	14,543,539
26,600,000	0.290	(b)	07/01/13	26,600,000
21,450,000	0.330		07/01/13	21,465,619
100,000,000	0.179	(a)	07/08/13	99,944,215

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$11,254,763,760

U.S. Treasury Obligations – 17.6%
United States Treasury Bills
$ 500,000,000	0.095%		06/14/12	$ 499,982,847
500,000,000	0.095		06/21/12	499,973,611
United States Treasury Notes
294,000,000	1.875		06/15/12	294,198,293
39,000,000	0.625		06/30/12	39,015,725
170,000,000	4.875		06/30/12	170,640,245
530,000,000	1.500		07/15/12	530,894,506
109,000,000	0.625		07/31/12	109,091,153
3,000,000	1.375		09/15/12	3,010,829
26,000,000	4.250		09/30/12	26,351,772
25,000,000	2.750		02/28/13	25,472,038

TOTAL U.S. TREASURY OBLIGATIONS				$ 2,198,631,019

TOTAL INVESTMENTS – 108.0%				$13,453,394,779

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.0)%				(998,819,858)

NET ASSETS – 100.0%				$12,454,574,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2012.

(b)	All or a portion represents a forward commitment.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 25.2%
Federal Farm Credit Bank
$ 27,700,000	0.200	%(a)	07/20/12	$ 27,700,773
49,800,000	0.608	(a)	11/01/12	49,800,000
97,500,000	0.640	(a)	12/14/12	97,500,000
30,000,000	0.189	(a)	01/28/13	29,996,118
175,000,000	0.416	(a)	02/07/13	174,939,557
35,000,000	0.210	(a)	03/18/13	34,997,365
100,000,000	0.189	(a)	04/09/13	99,983,086
35,000,000	0.209	(a)	04/17/13	34,999,247
Federal Home Loan Bank
34,700,000	0.320		06/07/12	34,700,000
50,000,000	0.200		09/06/12	49,995,533
79,000,000	0.240		09/28/12	78,999,010
123,000,000	0.220		10/24/12	122,983,461
298,000,000	0.230		10/26/12	297,971,323
100,000,000	0.230		10/30/12	99,990,124
56,300,000	0.230		11/07/12	56,294,140
34,700,000	0.200		12/06/12	34,690,392
34,700,000	0.300		12/06/12	34,700,000
87,700,000	0.300		12/07/12	87,700,000
138,900,000	0.210		12/10/12	138,868,003
65,350,000	0.320		12/10/12	65,350,000
65,000,000	0.320		12/11/12	65,000,000
264,400,000	0.210		12/13/12	264,338,128
140,000,000	0.300		12/14/12	140,000,000
35,000,000	0.300		12/17/12	35,000,000
26,300,000	0.310		12/17/12	26,300,000
161,800,000	0.210		12/19/12	161,758,722
161,900,000	0.210		12/21/12	161,860,560
16,200,000	0.320		12/21/12	16,200,000
175,000,000	0.210		12/27/12	174,976,361
76,500,000	0.200		12/28/12	76,476,341
137,100,000	0.210		12/28/12	137,065,449
250,000,000	0.210		01/04/13	249,949,917
165,200,000	0.300		01/11/13	165,200,000
20,000,000	0.160		01/18/13	19,994,551
50,000,000	0.160		01/24/13	49,986,025
100,000,000	0.170		02/01/13	99,981,257
170,000,000	0.160		02/15/13	169,948,073
40,240,000	0.125		03/01/13	40,207,530
22,000,000	0.125		03/05/13	21,981,986
100,000,000	0.200		03/06/13	99,974,790
53,100,000	1.625		03/20/13	53,690,601
250,000,000	0.240		04/16/13	249,970,969
272,160,000	0.200		04/30/13	272,040,120
100,000,000	0.300		05/07/13	100,043,385
80,860,000	0.210		05/17/13	80,826,724
83,100,000	0.200		05/22/13	83,057,244
49,100,000	0.230		05/23/13	49,088,857
4,100,000	0.230		05/24/13	4,098,864
125,000,000	0.230		05/29/13	124,971,153
33,200,000	0.230	(b)	06/07/13	33,192,275
13,500,000	0.280		06/10/13	13,500,000
49,900,000	0.350		06/10/13	49,949,023
83,100,000	0.230	(b)	06/12/13	83,080,664
3,300,000	0.300	(b)	06/13/13	3,300,000
83,100,000	0.230		06/18/13	83,079,503
96,200,000	0.420		06/21/13	96,368,180
34,600,000	1.875		06/21/13	35,189,258

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$ 64,890,000	0.290	%(b)	07/01/13	$ 64,890,000
19,000,000	0.179	(a)	07/08/13	18,989,401
40,000,000	0.179	(a)	07/15/13	39,977,298
Federal Home Loan Mortgage Corporation
60,000,000	5.500		08/20/12	60,691,439
29,913,000	0.189	(a)	02/04/13	29,904,887
240,000,000	0.200	(a)	03/21/13	239,941,880
31,153,000	0.750		03/28/13	31,285,255
39,050,000	0.189	(a)	06/17/13	39,036,725
300,000,000	0.209	(a)	11/04/13	299,870,256
Federal National Mortgage Association
43,765,000	0.270	(a)	10/18/12	43,772,586
692,000,000	0.434	(a)	12/20/12	691,940,164
330,000,000	0.269	(a)	12/28/12	329,961,567
204,808,000	4.375		03/15/13	211,481,117
350,000,000	0.376	(a)	05/17/13	349,896,479
150,000,000	0.199	(a)	10/03/13	149,918,532
300,000,000	0.209	(a)	11/14/13	299,868,397

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,145,230,625

U.S. Government Guarantee Variable Rate Obligations*(a) – 0.8%
Bank of America Corp.
$ 26,700,000	0.674%		06/22/12	$ 26,703,911
51,500,000	0.854		06/22/12	51,512,925
JPMorgan Chase & Co.
74,000,000	0.704		06/15/12	74,008,070
100,000,000	0.854		06/22/12	100,025,097
Wells Fargo & Co.
6,000,000	0.694		06/15/12	6,000,631

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$ 258,250,634

U.S. Treasury Obligations – 0.8%
United States Treasury Notes
$ 50,000,000	2.750%		02/28/13	$ 50,944,076
200,000,000	1.375		03/15/13	201,832,325

TOTAL U.S. TREASURY OBLIGATIONS				$ 252,776,401

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$8,656,257,660

Repurchase Agreements-Unaffiliated Issuers(c) – 70.6%
ABN Amro Bank N.V.
$ 1,000,000,000	0.190%		06/01/12	$1,000,000,000
Maturity Value: $1,000,005,278

Collateralized by U.S. Treasury Bill, 0.000%, due 09/27/12, U.S. Treasury Bonds, 3.500% to 8.875%, due 05/15/16 to 11/15/40, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/26 to 02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.625% to 2.000%, due 01/15/16 to 07/15/21 and U.S. Treasury Notes, 0.375% to 4.750%, due 12/31/12 to 08/15/20. The aggregate market value of the collateral, including accrued interest, was $1,020,000,086.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
ABN Amro Bank N.V. – (continued)
$ 150,000,000	0.210%		06/01/12	$ 150,000,000
Maturity Value: $150,000,875

Collateralized by U.S. Treasury Inflation-Indexed Note, 2.375%, due 01/15/17 and U.S. Treasury Notes, 0.125% to 0.625%, due 06/30/12 to 12/31/13. The aggregate market value of the collateral, including accrued interest, was $153,000,055.

Bank of Nova Scotia (The)
500,000,000	0.200		07/16/12	500,000,000
Maturity Value: $500,319,675
Settlement Date: 03/21/12

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 08/01/39 to 01/01/42, Federal National Mortgage Association, 3.000% to 6.000%, due 01/01/26 to 05/01/42 and Government National Mortgage Association, 5.000%, due 09/15/39. The aggregate market value of the collateral, including accrued interest, was $516,104,485.

350,000,000	0.210		08/28/12	350,000,000
Maturity Value: $350,361,473
Settlement Date: 03/01/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.500%, due 12/01/24 to 04/01/42 and Federal National Mortgage Association, 3.000% to 6.000%, due 11/01/25 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $361,564,701.

Barclays Capital, Inc.
300,000,000	0.180		06/01/12	300,000,000
Maturity Value: $300,001,500
Collateralized by Federal National Mortgage Association, 4.000% to 4.500%, due 06/01/30 to 02/01/42. The aggregate market value of the collateral, including accrued interest, was $306,000,001.
1,010,000,000	0.230		08/01/12	1,010,000,000
Maturity Value: $1,010,580,750
Settlement Date: 05/03/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 02/01/42 and Federal National Mortgage Association, 3.500% to 4.000%, due 12/01/41 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $1,030,200,001.

BNP Paribas Securities Corp.
550,000,000	0.210	(a)	06/05/12	550,000,000
Maturity Value: $550,214,589
Settlement Date: 03/29/12
Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.125%, due 02/15/40 to 02/15/41. The aggregate market value of the collateral, including accrued interest, was $561,000,135.
500,000,000	0.210	(a)	06/15/12	500,000,000
Maturity Value: $500,174,999
Settlement Date: 04/05/12

Collateralized by U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/16 to 04/15/17. The aggregate market value of the collateral, including accrued interest, was $510,000,036.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas Securities Corp. – (continued)
$ 1,000,000,000	0.210%	06/15/12	$ 1,000,000,000
Maturity Value: $1,000,527,866
Settlement Date: 03/15/12

Collateralized by Federal National Mortgage Association, 3.000% to 4.500%, due 01/01/22 to 06/01/42 and Government National Mortgage Association, 4.000% to 6.000%, due 06/15/39 to 12/20/40. The aggregate market value of the collateral, including accrued interest, was $1,020,000,002.

525,000,000	0.210	07/02/12	525,000,000
Maturity Value: $525,367,498
Settlement Date: 03/02/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 10/01/26 to 04/01/41, Federal National Mortgage Association, 3.500% to 5.000%, due 12/01/25 to 06/01/41 and Government National Mortgage Association, 6.000%, due 12/15/39 to 02/15/40. The aggregate market value of the collateral, including accrued interest, was $535,500,000.

525,000,000	0.220	09/10/12	525,000,000
Maturity Value: $525,574,343
Settlement Date: 03/12/12

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 06/01/38 to 12/01/40, Federal National Mortgage Association, 3.500% to 5.000%, due 04/01/20 to 11/01/35 and Government National Mortgage Association, 4.500%, due 09/20/41. The aggregate market value of the collateral, including accrued interest, was $535,500,000.

BNYMellon Investments
440,000,000	0.200	06/01/12	440,000,000
Maturity Value: $440,002,444
Collateralized by U.S. Treasury Bond, 3.125%, due 11/15/41. The market value of the collateral, including accrued interest, was $449,715,684.

Citibank, N.A.
1,500,000,000	0.180	06/06/12	1,500,000,000
Maturity Value: $1,500,052,500
Settlement Date: 05/30/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 12/01/18 to 06/01/42 and Federal National Mortgage Association, 3.000% to 6.000%, due 03/01/18 to 06/01/42. The aggregate market value of the collateral, including accrued interest, was $1,529,999,996.

Citigroup Global Markets, Inc.
1,700,000,000	0.210	06/01/12	1,700,000,000
Maturity Value: $1,700,009,917

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 02/01/22 to 05/01/42 and Federal National Mortgage Association, 3.000% to 6.000%, due 06/01/18 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $1,734,000,000.

Credit Suisse Securities (USA) LLC
1,050,000,000	0.200	06/01/12	1,050,000,000
Maturity Value: $1,050,530,833
Settlement Date: 03/02/12
Collateralized by Federal National Mortgage Association, 3.000% to 7.500%, due 11/01/20 to 06/01/42. The aggregate market value of the collateral, including accrued interest, was $1,071,004,194.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Credit Suisse Securities (USA) LLC – (continued)
$ 700,000,000	0.220%	07/10/12	$ 700,000,000
Maturity Value: $700,513,333
Settlement Date: 03/12/12
Collateralized by Federal National Mortgage Association, 2.500% to 7.500%, due 04/01/18 to 06/01/42. The aggregate market value of the collateral, including accrued interest, was $714,001,274.
1,100,000,000	0.240	08/29/12	1,100,000,000
Maturity Value: $1,100,660,000
Collateralized by Federal National Mortgage Association, 2.500% to 7.000%, due 08/01/13 to 06/01/48. The aggregate market value of the collateral, including accrued interest, was $1,122,004,243.

Deutsche Bank Securities, Inc.
50,000,000	0.200	06/01/12	50,000,000
Maturity Value: $50,025,556
Settlement Date: 03/01/12

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 10/01/26 to 04/01/41, Federal National Mortgage Association, 3.500% to 7.500%, due 10/01/20 to 04/01/42 and Government National Mortgage Association, 5.000%, due 06/15/40. The aggregate market value of the collateral, including accrued interest, was $51,598,109.

1,000,000,000	0.200	06/01/12	1,000,000,000
Maturity Value: $1,000,664,171
Settlement Date: 02/01/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 01/01/17 to 04/01/42, Federal National Mortgage Association, 3.000% to 7.500%, due 07/01/18 to 12/01/48 and Government National Mortgage Association, 5.000% to 7.000%, due 02/15/35 to 08/15/40. The aggregate market value of the collateral, including accrued interest, was $1,032,036,557.

700,000,000	0.220	07/09/12	700,000,000
Maturity Value: $700,509,056
Settlement Date: 03/12/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 03/01/23 to 05/01/42 and Federal National Mortgage Association, 2.500% to 7.000%, due 04/01/18 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $722,000,719.

1,050,000,000	0.230	08/30/12	1,050,000,000

Maturity Value: $1,050,610,458

Collateralized by Federal National Mortgage Association, 3.500% to 6.500%, due 09/01/31 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $1,081,500,000.

ING Financial Markets LLC
250,000,000	0.210	07/16/12	250,000,000
Maturity Value: $250,176,433
Settlement Date: 03/15/12

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 07/01/30 to 05/01/40 and Federal National Mortgage Association, 3.000% to 6.500%, due 08/01/25 to 01/01/42. The aggregate market value of the collateral, including accrued interest, was $255,000,047.

350,000,000	0.230	08/15/12	350,000,000
Maturity Value: $350,200,151
Settlement Date: 05/16/12

Collateralized by Federal Home Loan Mortgage Corp., 5.875%, due 12/20/38 and Federal National Mortgage Association, 3.000% to 6.500%, due 04/01/26 to 02/01/42. The aggregate market value of the collateral, including accrued interest, was $357,000,082.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
ING Financial Markets LLC – (continued)
$ 500,000,000	0.200%	06/01/12	$ 500,000,000
Maturity Value: $500,258,335
Settlement Date: 02/29/12
500,000,000	0.200	08/31/12	500,000,000
Maturity Value: $500,497,272
Settlement Date: 03/02/12

Shared collateral consisting of Federal Home Loan Mortgage Corp., 3.500% to 7.000%, due 01/01/14 to 10/01/41, Federal National Mortgage Association, 3.000% to 7.000%, due 02/01/13 to 11/01/50 and U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/34. The aggregate market value of the collateral, including accrued interest, was $1,020,000,081.

Joint Repurchase Agreement Account III
1,058,000,000	0.203	06/01/12	1,058,000,000
Maturity Value: $1,058,005,950

Merrill Lynch, Pierce, Fenner & Smith, Inc.
440,000,000	0.210	06/01/12	440,000,000
Maturity Value: $440,002,567

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 01/01/42 to 04/01/42 and Federal National Mortgage Association, 3.500% to 6.000%, due 02/01/23 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $453,200,002.

RBC Capital Markets LLC
500,000,000	0.200	06/01/12	500,000,000
Maturity Value: $500,002,778

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 07/01/24 to 03/01/42 and Federal National Mortgage Association, 2.500% to 5.000%, due 01/01/16 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $510,000,004.

RBS Securities, Inc.
250,000,000	0.200	06/01/12	250,000,000
Maturity Value: $250,001,389
Collateralized by Federal National Mortgage Association, 2.500% to 3.500%, due 03/01/27 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $255,003,973.

Societe Generale
1,500,000,000	0.180	06/01/12	1,500,000,000
Maturity Value: $1,500,007,500

Collateralized by U.S. Treasury Bill, 0.000%, due 08/09/12, U.S. Treasury Notes, 0.250% to 3.625%, due 10/31/13 to 02/15/21 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/16. The aggregate market value of the collateral, including accrued interest, was $1,530,000,017.

1,500,000,000	0.210	06/01/12	1,500,000,000
Maturity Value: $1,500,008,750

Collateralized by Federal Farm Credit Bank, 1.500%, due 02/07/18, Federal Home Loan Mortgage Corp., 4.000% to 6.000%, due 02/01/25 to 04/01/40 and Federal National Mortgage Association, 3.500% to 6.500%, due 05/01/27 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $1,544,704,461.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
TD Securities (USA) LLC
$ 200,000,000	0.190%		06/01/12	$ 200,000,000
Maturity Value: $200,001,056

Collateralized by U.S. Treasury Bill, 0.000%, due 11/08/12, U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41 and U.S. Treasury Notes, 0.625% to 3.500%, due 12/31/12 to 02/15/18. The aggregate market value of the collateral, including accrued interest, was $204,000,021.

UBS Securities LLC
44,000,000	0.170		06/01/12	44,000,000
Maturity Value: $44,000,208
Collateralized by U.S. Treasury Note, 1.750%, due 05/15/22. The aggregate market value of the collateral, including accrued interest, was $44,880,061.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$22,792,000,000

Repurchase Agreements-Affiliated Issuers(c) – 3.1%
Goldman, Sachs & Co.
$ 1,000,000,000	0.200	%(d)	06/15/12	$ 1,000,000,000
Maturity Value: $1,000,166,667
Settlement Date: 05/16/12

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 01/01/18 to 06/01/42 and Federal National Mortgage Association, 2.500% to 7.000%, due 02/01/23 to 06/01/42. The aggregate market value of the collateral, including accrued interest, was $1,019,999,997.

TOTAL INVESTMENTS – 100.5%				$32,448,257,660

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%				(177,066,678)

NET ASSETS – 100.0%				$32,271,190,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2012.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2012, these securities amounted to $1,000,000,000 or approximately 3.1% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 18.3%
ABN Amro Funding USA LLC
$ 123,000,000	0.451%	08/02/12	$ 122,904,675
Aspen Funding Corp.
30,000,000	0.461	08/06/12	29,974,700
149,000,000	0.471	08/09/12	148,865,776
Atlantic Asset Securitization LLC
250,000,000	0.440	06/04/12	249,990,833
50,000,000	0.440	06/11/12	49,993,889
Atlantis One Funding Corp.
249,000,000	0.491	07/25/12	248,816,985
180,000,000	0.652	08/02/12	179,798,500
250,000,000	0.521	08/23/12	249,700,278
Barclays Bank PLC
200,000,000	0.900 (a)	07/19/12	200,000,000
200,000,000	0.900	07/23/12	200,000,000
Barton Capital LLC
150,000,000	0.340	06/05/12	149,994,333
Gemini Securitization Corp. LLC
98,000,000	0.440	07/09/12	97,954,484
50,000,000	0.440	08/02/12	49,962,111
100,000,000	0.440	08/08/12	99,916,889
Hannover Funding Co. LLC
50,000,000	0.681	06/20/12	49,982,055
50,000,000	0.681	07/23/12	49,950,889
50,000,000	0.671	08/10/12	49,934,861
74,000,000	0.671	08/13/12	73,899,463
Kells Funding LLC
100,000,000	0.651	06/11/12	99,981,944
149,000,000	0.511	07/10/12	148,917,678
100,000,000	0.461	07/27/12	99,928,444
50,000,000	0.481	08/27/12	49,942,000
LMA Americas LLC
300,000,000	0.450	06/05/12	299,985,000
Matchpoint Master Trust
100,000,000	0.420	06/06/12	99,994,167
40,000,000	0.400	06/19/12	39,992,000
75,000,000	0.430	06/25/12	74,978,500
Nationwide Building Society
75,000,000	0.511	07/31/12	74,936,250
Newport Funding Corp.
49,000,000	0.461	07/30/12	48,963,060
Regency Markets No.1 LLC
94,962,000	0.240	06/20/12	94,949,972
Royal Park Investments Funding Corp.
74,000,000	0.911	06/26/12	73,953,236
69,662,000	0.952	07/02/12	69,605,013
85,000,000	0.952	07/06/12	84,921,493
100,000,000	0.972	07/06/12	99,905,694
Versailles Commercial Paper LLC
123,000,000	0.470	06/04/12	122,995,183

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,885,590,355

Certificates of Deposit-Eurodollar – 3.4%
ING Bank N.V.
$ 350,000,000	0.480%	07/23/12	$ 350,000,000
Mizuho Corporate Bank
223,000,000	0.430	08/06/12	223,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Certificates of Deposit-Eurodollar – (continued)
Sumitomo Mitsui Banking Corp.
$ 150,000,000	0.420%		08/03/12	$ 150,000,000

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$ 723,000,000

Certificates of Deposit-Yankeedollar – 4.2%
Banco Del Estado De Chile
$ 99,000,000	0.440%		07/23/12	$ 99,000,000
Industrial & Commercial Bank of China Ltd.
150,000,000	0.770		06/25/12	150,000,000
Mitsubishi UFJ Trust and Banking Corp.
400,000,000	0.420		08/17/12	400,000,000
Norinchukin Bank
250,000,000	0.440		06/19/12	250,000,000

TOTAL CERTIFICATES OF DEPOSIT–YANKEEDOLLAR				$ 899,000,000

Fixed Rate Municipal Debt Obligations – 1.7%
Regents of the University of California Taxable RN Series 2011 AA-1
$ 31,200,000	0.480%		07/01/12	$ 31,200,000
San Fransisco County Transportation Authority Series 2012 A
24,040,000	0.290		06/04/12	24,040,000
San Fransisco County Transportation Authority Series 2012 B
4,500,000	0.290		06/04/12	4,500,000
State of Texas TRANS Series 2011 A
300,000,000	2.500		08/30/12	301,658,505

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 361,398,505

Time Deposit – 6.5%
Credit Agricole Corporate & Investment Bank
$ 433,100,000	0.200%		06/01/12	$ 433,100,000
Natixis
450,000,000	0.210		06/01/12	450,000,000
U.S. Bank National Association
500,000,000	0.200		06/01/12	500,000,000

TOTAL TIME DEPOSIT				$1,383,100,000

U.S. Government Agency Obligations – 15.3%
Federal Farm Credit Bank
$ 29,500,000	0.608	%(b)	11/01/12	$ 29,500,000
56,000,000	0.640	(b)	12/14/12	56,000,000
Federal Home Loan Bank
16,500,000	0.320		06/07/12	16,500,000
114,000,000	0.200		09/06/12	113,989,815
109,000,000	0.240		09/28/12	108,998,634
100,000,000	0.230		10/24/12	99,982,481
64,000,000	0.230		10/30/12	63,993,680
43,400,000	0.230		11/07/12	43,395,483
16,500,000	0.200		12/06/12	16,495,432
16,500,000	0.300		12/06/12	16,500,000
41,000,000	0.300		12/07/12	41,000,000
65,900,000	0.210		12/10/12	65,884,819
32,500,000	0.320		12/10/12	32,500,000
30,300,000	0.320		12/11/12	30,300,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$ 122,400,000	0.210%		12/13/12	$ 122,371,357
65,600,000	0.300		12/14/12	65,600,000
16,400,000	0.300		12/17/12	16,400,000
12,100,000	0.310		12/17/12	12,100,000
89,400,000	0.210		12/19/12	89,377,192
89,400,000	0.210		12/21/12	89,378,221
8,900,000	0.320		12/21/12	8,900,000
43,300,000	0.200		12/28/12	43,286,608
78,800,000	0.210		12/28/12	78,780,142
29,770,000	0.125		03/01/13	29,745,979
39,250,000	1.625		03/20/13	39,686,556
58,600,000	0.210		05/17/13	58,575,884
60,300,000	0.200		05/22/13	60,268,975
35,600,000	0.230		05/23/13	35,591,921
2,990,000	0.230		05/24/13	2,989,172
74,000,000	0.240		05/24/13	73,990,429
90,000,000	0.230		05/29/13	89,979,230
81,000,000	0.240	(c)	06/06/13	80,989,227
24,100,000	0.230	(c)	06/07/13	24,094,392
10,000,000	0.280		06/10/13	10,000,000
36,200,000	0.350		06/10/13	36,235,563
60,300,000	0.230	(c)	06/12/13	60,285,969
2,400,000	0.300	(c)	06/13/13	2,400,000
60,350,000	0.230		06/18/13	60,335,115
65,400,000	0.420		06/21/13	65,514,334
23,500,000	1.875		06/21/13	23,900,218
48,200,000	0.290	(c)	07/01/13	48,200,000
15,000,000	0.179	(b)	07/08/13	14,991,632
30,000,000	0.179	(b)	07/15/13	29,982,973
Federal Home Loan Mortgage Corporation
50,000,000	5.500		08/20/12	50,576,199
468,000,000	0.189	(b)	05/03/13	467,825,564
196,750,000	0.189	(b)	05/06/13	196,676,421
211,000,000	0.189	(b)	06/03/13	210,914,238
200,000,000	0.189	(b)	06/17/13	199,883,970
Federal National Mortgage Association
17,600,000	4.375		03/15/13	18,172,391

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$3,253,040,216

U.S. Treasury Obligations – 3.4%
United States Treasury Notes
$ 109,500,000	3.875%		02/15/13	$ 112,330,332
250,000,000	0.625		02/28/13	250,777,952
267,800,000	0.750		03/31/13	269,012,726
100,000,000	2.500		03/31/13	101,865,718

TOTAL U.S. TREASURY OBLIGATIONS				$ 733,986,728

Variable Rate Municipal Debt Obligations(b) – 14.6%
Alabama State Special Care Facilities Financing Authority VRDN RB for Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)
$ 16,605,000	0.170%		11/15/36	$ 16,605,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
27,400,000	0.140		12/01/40	27,400,000
Alaska Housing Finance Corp. VRDN RB for Home Mortgage Series 2002 A RMKT (GO of Corp.) (JPMorgan Chase Bank N.A., SPA)
28,550,000	0.190		12/01/36	28,550,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (GO of Corp.)
42,415,000	0.150		12/01/30	42,415,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Arizona Health Facilities Authority VRDN RB for Banner Health Putters Series 2012-4215 (JPMorgan Chase Bank N.A., LIQ)(d)
$ 44,640,000	0.200%	07/01/16	$ 44,640,000
BlackRock Municipal Bond Trust VRDN Putters Series 2012-T0014 (JP Morgan Chase Bank N.A., LIQ)(d)
19,375,000	0.330	01/02/15	19,375,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0005 (JP Morgan Chase Bank N.A., LIQ)(d)
33,000,000	0.330	01/02/15	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.330	01/02/15	29,110,000
California Housing Finance Agency VRDN RB for Home Mortgage Series 2003 D RMKT (FNMA, LOC) (FHLMC, LOC)
32,105,000	0.170	08/01/22	32,105,000
California Housing Finance Agency VRDN RB for Home Mortgage Series 2003 M (FNMA, LOC) (FHLMC, LOC)
38,900,000	0.160	08/01/34	38,900,000
California Housing Finance Agency VRDN RB for Home Mortgage Series 2006 C (FNMA, LOC) (FHLMC, LOC)
67,610,000	0.170	02/01/37	67,610,000
California Housing Finance Agency VRDN RB for Housing Program Series 2004 A (FNMA, LOC) (FHLMC, LOC)
26,000,000	0.160	08/01/36	26,000,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

61,800,000	0.170	11/01/30	61,800,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

33,800,000	0.170	08/15/25	33,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
30,000,000	0.170	04/01/38	30,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
56,000,000	0.170	04/01/46	56,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3
18,000,000	0.170	04/01/45	18,000,000
Charlotte-Mecklenburg, North Carolina Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Health Care Series 2007 C RMKT (JPMorgan Chase & Co., SPA)
35,000,000	0.170	01/15/37	35,000,000
City of Chicago, Illinois GO VRDN Neighborhoods Alive 21 Series 2002-B3 RMKT (Bank of America N.A., LOC)
43,465,000	0.250	01/01/37	43,465,000
City of Chicago, Illinois GO VRDN Refunding Series 2007 E RMKT (Barclays Bank PLC, LOC)
30,000,000	0.200	01/01/42	30,000,000
City of Houston, Texas Combined Utility System Revenue ROCS RR II R-12324 (AGM) (Citibank N.A., LIQ)(d)
21,940,000	0.200	05/15/16	21,940,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
City of Houston, Texas Higher Education Finance Corp. VRDN RB for Rice University Project Series 2006 B (GO of Universty) (JPMorgan Chase Bank N.A., SPA)
$ 28,100,000	0.190%	11/15/29	$ 28,100,000
City of Los Angeles, California Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2012-4174 (JPMorgan Chase Bank N.A., LIQ)(d)
7,500,000	0.240	11/15/16	7,500,000
City of Portland, Maine GO VRDN (Landesbank Hessen-Thüringen Girozentrale, SPA)
22,255,000	0.390	06/01/26	22,255,000
City of Riverton, Utah VRDN RB for IHC Health Services, Inc. Series 2012-33C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(d)
73,000,000	0.200	05/15/39	73,000,000
Colorado Springs Utilities VRDN RB Series 2008 A (Bank of America N.A., SPA)
17,645,000	0.210	11/01/38	17,645,000
Connecticut State GO VRDN Floater Certificates Series 2011-89C (Wells Fargo Bank N.A., LIQ)(d)
20,985,000	0.200	03/01/23	20,985,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003X-2
20,000,000	0.150	07/01/37	20,000,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A., SPA)
40,355,000	0.250	11/15/39	40,355,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program 1989 Series D RMKT (GO of Authority) (FHLB, SPA)
18,833,000	0.190	11/15/24	18,833,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2009 Subseries A-2 RMKT (GO of Authority) (JP Morgan Chase Bank N.A., SPA)
42,260,000	0.210	05/15/39	42,260,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2011 D (GO of Authority) (Barclays Bank PLC, SPA)
49,175,000	0.200	05/15/33	49,175,000
Cook County, Illinois GO VRDN P-Floats-MT-785 Series 2011 (AMBAC) (Bank of America N.A., LIQ)(d)
21,915,000	0.240	06/07/12	21,915,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale, SPA)
83,600,000	0.320	11/01/31	83,600,000
Fairfax County Industrial Development Authority VRDN RB for Inova Health System Project Series 2005 A-1 (TD Bank N.A., SPA)
20,000,000	0.150	05/15/35	20,000,000
Harris County Health Facilities Development Authority VRDN RB Refunding for Texas Children’s Hospital Project Series 2008-3 (Bank of America N.A., SPA)
30,000,000	0.240	10/01/41	30,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Health System Series 2005 A RMKT (JPMorgan Chase Bank, Wells Fargo and Baden-Wurttenberg, SPA)
47,900,000	0.190	02/15/32	47,900,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Health System Series 2008 B (Bank of America N.A. and Wells Fargo Bank N.A., SPA)
40,000,000	0.240	02/15/47	40,000,000
Houston Airport System VRDN RB for Subordinate Lien Series 2010 (Barclays Bank PLC, LOC)
22,900,000	0.170	07/01/30	22,900,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B (JPMorgan Chase Bank N.A., SPA)
$ 20,100,000	0.180%	05/01/31	$ 20,100,000
Illinois Finance Authority VRDN RB for Advocate Health Series 2008 C-1 (JPMorgan Chase Bank N.A., SPA)
74,900,000	0.190	11/01/38	74,900,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
46,860,000	0.150	07/01/39	46,860,000
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Obligated Group Series 2011 K (JPMorgan Chase Bank N.A., LOC)
15,600,000	0.200	03/01/33	15,600,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(d)
23,800,000	0.180	12/01/32	23,800,000
JEA Electric System VRDN RB Series Three 2008 C-1 (JPMorgan Chase Bank N.A., SPA)
25,275,000	0.190	10/01/34	25,275,000
JEA Water & Sewer System VRDN RB Series 2008 B (JPMorgan Chase Bank N.A., SPA)
45,000,000	0.190	10/01/41	45,000,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2A (WestLB AG, LOC)
20,600,000	0.260	05/01/33	20,600,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
43,300,000	0.140	07/01/35	43,300,000
Los Angeles Unified School District VRDN COPS for Administration Building Project Series 2008 A (Bank of America N.A., LOC)
47,275,000	0.220	10/01/24	47,275,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Series 2008 A-2 (JPMorgan Chase Bank, SPA)
29,900,000	0.160	07/01/26	29,900,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Baystate Medical Center Series 2005 G (Bank of America N.A., LOC)
20,000,000	0.220	07/01/26	20,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (U.S. Bank N.A., SPA)
34,100,000	0.200	12/01/37	34,100,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 2009 I-1 (GTY AGMT-Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

22,500,000	0.160	07/01/44	22,500,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 2009 I-2 (U.S. Bank N.A., SPA) (GTY AGMT-Bringham and Women’s Hospital, Inc., Faulkner Hospital and Massachusetts General Hospital)

22,500,000	0.140	07/01/44	22,500,000
Massachusetts Water Resources Authority VRDN RB Series 2008 E (GO of Authority) (JP Morgan Chase Bank N.A., SPA)
33,000,000	0.170	08/01/37	33,000,000
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board VRDN RB for Vanderbilt University Series 2000 A
26,245,000	0.160	10/01/30	26,245,000
Metropolitan Water District of Southern California VRDN RB Series 2004 A-2 (JPMorgan Chase Bank N.A., SPA)
35,055,000	0.160	07/01/23	35,055,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Corp. Series 2005 D-4 RMKT (JPMorgan Chase Bank N.A., SPA)
66,125,000	0.180	06/01/33	66,125,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Montgomery County, Maryland Housing Opportunites Commission VRDN RB for The Grand Series 1997 I (FNMA, LIQ)
$ 17,000,000	0.180%	06/01/30	$ 17,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (JPMorgan Chase Bank N.A, SPA)
5,800,000	0.180	06/01/41	5,800,000
New Jersey Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale, LOC)
47,000,000	0.800	01/01/18	47,000,000
New York City Municipal Water Finance Authority VRDN RB Water and Sewer System Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia (The), SPA)
29,545,000	0.170	06/15/38	29,545,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (WestLB AG, SPA)
72,200,000	0.200	11/15/28	72,200,000
New York City Transitional Finance Authority VRDN RB Future Tax Series 1998 A-2 (JPMorgan Chase Bank N.A., SPA)
18,600,000	0.160	11/15/22	18,600,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thurigen Girozentrale, LIQ)
37,440,000	0.240	11/01/22	37,440,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (JPMorgan Chase Bank N.A., SPA)
27,850,000	0.170	07/01/39	27,850,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A., LIQ)
23,400,000	0.180	03/15/35	23,400,000
New York State Housing Finance Agency VRDN RB for The Helena Housing Series 2003 A RMKT (FNMA, LIQ)
32,000,000	0.180	05/15/36	32,000,000
New York State Housing Finance Agency VRDN RB for The Helena Housing Series 2004 A RMKT (FNMA, LIQ)
28,800,000	0.180	05/15/36	28,800,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
37,395,000	0.240	04/01/22	37,395,000
New York State Thruway Authority VRDN RB Second General Highway and Bridge Trust Fund Putters Series 2012-4089 (JPMorgan Chase Bank N.A., LIQ)(d)
62,900,000	0.200	04/01/13	62,900,000
North Carolina State University at Raleigh VRDN RB General Series 2008 A (Bank of America N.A., SPA)
31,355,000	0.220	10/01/28	31,355,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(d)
25,000,000	0.340	03/01/40	25,000,000
Ohio Higher Educational Facility Commission VRDN RB for University Hospitals Health System, Inc. Series 2008 D (JPMorgan Chase Bank N.A., LOC)
23,975,000	0.170	01/15/35	23,975,000
Port Authority of New York and New Jersey VRDN RB Consolidated One Hundred Forty Seventh Putters Series 2012-4217 (NATL-RE-IBC) (GO of Authority) (JPMorgan Chase Bank N.A., LIQ)(d)
40,305,000	0.200	04/15/16	40,305,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
15,500,000	0.180	12/01/39	15,500,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
33,100,000	0.190	11/01/40	33,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Port of Port Arthur Navigation District of Jefferson County, Texas VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
$ 32,600,000	0.180%	11/01/40	$ 32,600,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Project Series 1999 B (GO of University)
10,230,000	0.210	11/01/29	10,230,000
Saint James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (GTY AGMT-Nucor Corp.)
30,000,000	0.180	11/01/40	30,000,000
San Francisco City & County Airports Commission VRDN RB San Francisco International Airport Second Series 2010 A-2 (JPMorgan Chase Bank N.A., LOC)
30,000,000	0.190	05/01/30	30,000,000
State of California GO VRDN Series 2003 Subseries B-1 (JPMorgan Chase Bank N.A., LOC) (California Public Employees Retirement, LOC ) (California State Teachers Retirement, LOC)
30,400,000	0.190	05/01/33	30,400,000
State of California GO VRDN Series 2005 B Subseries B-5 (Barclays Bank PLC, LOC)
20,000,000	0.150	05/01/40	20,000,000
State of North Carolina GO VRDN Public Improvement Series 2002 D (Landesbank Hessen-Thueringen Girozentrale, SPA)
21,795,000	0.160	05/01/21	21,795,000
State of Texas GO VRDN Refunding for College Student Loan Series 2003 (Landesbank Hessen-Thueringen Girozentrale, SPA)
23,000,000	0.220	02/01/38	23,000,000
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
27,085,000	0.240	12/01/21	27,085,000
State of Texas GO VRDN Refunding for Taxable Veterans’ Land Series 2010 D (Lloyds TSB Bank, PLC)
8,520,000	0.370	12/01/30	8,520,000
State of Texas GO VRDN Veterans’ Housing Assistance Program Fund II Series 2006 A (JPMorgan Chase Bank N.A., SPA)
38,755,000	0.210	12/01/36	38,755,000
State of Washington GO VRDN Series 1996 VR-96A (Landesbank Hessen-Thueringen Girozentrale, SPA)
24,400,000	0.150	06/01/20	24,400,000
The Regents of the University of New Mexico VRDN RB Refunding Subordinate Lien System Series 2003 B (JPMorgan Chase Bank N.A., SPA)
23,540,000	0.180	06/01/26	23,540,000
Tompkins County, New York IDA VRDN RB for Cornell University Project Series 2002 A (Northern Trust Co., SPA)
26,700,000	0.170	07/01/30	26,700,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C RMKT (JPMorgan Chase Bank N.A., SPA)
40,000,000	0.170	01/01/32	40,000,000
University of Colorado Hospital Authority VRDN RB Series 2008 B (JPMorgan Chase Bank N.A., LOC)
30,000,000	0.190	11/15/31	30,000,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of America N.A., SPA)
46,668,000	0.240	08/15/21	46,668,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
34,500,000	0.160	05/15/35	34,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$3,101,631,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(b) – 9.8%
Bank of Nova Scotia (The)
$ 200,000,000	0.547%		11/09/12	$ 200,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
98,000,000	0.606	(d)	09/14/12	98,000,000
Deutsche Bank AG
398,000,000	0.474		03/15/13	398,000,000
JPMorgan Chase Bank N.A.
195,000,000	0.536		06/18/13	195,000,000
280,000,000	0.360		06/21/13	280,000,000
Royal Bank of Canada
587,000,000	0.365		09/20/12	587,000,000
Westpac Banking Corp.
154,688,000	0.329		06/15/12	154,681,389
174,000,000	0.549	(d)	11/06/12	174,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 2,086,681,389

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$16,427,428,193

Repurchase Agreements(e) – 21.5%
ABN Amro Securities (USA) LLC
$ 199,000,000	0.400	%(b)	06/06/12	$ 199,000,000
Maturity Value: $199,015,478
Settlement Date: 05/30/12
Collateralized by various corporate security issuers, 0.000%, due 10/01/49. The aggregate market value of the collateral, including accrued interest, was $214,920,011.

Barclays Capital, Inc.
300,000,000	0.370		06/01/12	300,000,000
Maturity Value: $300,003,083
Collateralized by various corporate security issuers, 0.000% to 0.339%, due 06/01/12 to 05/24/13. The aggregate market value of the collateral, including accrued interest, was $314,143,287.
200,000,000	0.520		06/01/12	200,000,000
Maturity Value: $200,002,889
Collateralized by various corporate security issuers, 0.250% to 5.750%, due 05/01/14 to 05/01/32. The aggregate market value of the collateral, including accrued interest, was $220,000,795.
225,000,000	0.230		08/01/12	225,000,000
Maturity Value: $225,129,375
Settlement Date: 05/03/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.500%, due 04/01/33 to 05/01/42, Federal National Mortgage Association, 3.500% to 6.000%, due 10/01/26 to 05/01/42 and Government National Mortgage Association, 4.000% to 6.000%, due 06/15/41 to 07/15/41. The aggregate market value of the collateral, including accrued interest, was $229,858,277.

BNP Paribas Securities Corp.
100,000,000	0.570		06/01/12	100,000,000
Maturity Value: $100,001,583

Collateralized by asset-backed security issuer, 5.997%, due 01/25/35 and various corporate security issuers, 3.750% to 10.250%, due 02/15/13 to 06/01/36. The aggregate market value of the collateral, including accrued interest, was $109,761,906.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(e) – (continued)
BNP Paribas Securities Corp. – (continued)
$ 100,000,000	0.210%	07/02/12	$ 100,000,000
Maturity Value: $100,071,166
Settlement Date: 03/02/12

Collateralized by Federal National Mortgage Association, 3.500% to 4.500%, due 09/01/41 to 05/01/42 and Government National Mortgage Association, 4.500% to 5.000%, due 02/20/39 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

100,000,000	0.220	09/10/12	100,000,000
Maturity Value: $100,111,222
Settlement Date: 03/12/12

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 03/01/39 to 11/01/40, Federal National Mortgage Association, 4.000%, due 03/01/42 and Government National Mortgage Association, 5.000%, due 02/20/39. The aggregate market value of the collateral, including accrued interest, was $102,000,000.

Credit Suisse Securities (USA) LLC
200,000,000	0.200	06/01/12	200,000,000
Maturity Value: $200,101,111
Settlement Date: 03/02/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 04/01/25 to 04/01/48. The aggregate market value of the collateral, including accrued interest, was $204,003,154.
200,000,000	0.789(a)(b)	07/05/12	200,000,000
Maturity Value: $200,460,104
Settlement Date: 03/26/12
Collateralized by various mortgage-backed security issuers, 0.439% to 6.565%, due 11/15/17 to 02/12/51. The aggregate market value of the collateral, including accrued interest, was $239,990,990.
250,000,000	0.250	08/03/12	250,000,000
Maturity Value: $250,157,985
Settlement Date: 05/04/12
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 03/01/17 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $255,002,634.

Deutsche Bank Securities, Inc.
200,000,000	0.200	06/01/12	200,000,000
Maturity Value: $200,102,222
Settlement Date: 03/01/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 05/01/26 to 05/01/42, Federal National Mortgage Association, 3.000% to 7.500%, due 11/01/12 to 05/01/42 and Government National Mortgage Association, 7.000%, due 09/15/38. The aggregate market value of the collateral, including accrued interest, was $206,332,164.

147,000,000	0.520	06/01/12	147,000,000
Maturity Value: $147,002,123
Collateralized by various corporate security issuers, 0.000% to 9.000%, due 06/01/12 to 04/01/63. The aggregate market value of the collateral, including accrued interest, was $161,700,002.

ING Financial Markets LLC
140,000,000	0.290	06/01/12	140,000,000
Maturity Value: $140,001,128

Collateralized by Federal Home Loan Bank, 0.375%, due 07/12/13 and various corporate security issuers, 2.400% to 7.125%, due 03/01/13 to 06/15/67. The aggregate market value of the collateral, including accrued interest, was $153,926,519.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(e) – (continued)
ING Financial Markets LLC – (continued)
$ 100,000,000	0.200%	08/31/12	$ 100,000,000
Maturity Value: $100,101,112
Settlement Date: 03/02/12

Collateralized by Federal Home Loan Mortgage Corp., 0.639% to 20.284%, due 03/15/18 to 09/15/41, Federal National Mortgage Association, 3.000% to 7.500%, due 04/01/23 to 10/01/41, Government National Mortgage Association, 5.500%, due 06/20/35 and various corporate security issuers, 4.950% to 8.250%, due 03/15/14 to 06/30/66. The aggregate market value of the collateral, including accrued interest, was $104,691,168.

Joint Repurchase Agreement Account III
400,000,000	0.203	06/01/12	400,000,000
Maturity Value: $400,002,249

JPMorgan Chase Securities LLC
250,000,000	0.520	06/01/12	250,000,000
Maturity Value: $250,003,611

Collateralized by corporate security issuer, 8.000%, due 01/15/24 and various asset-backed security issuers, 0.309% to 8.850%, due 05/25/29 to 03/20/51. The aggregate market value of the collateral, including accrued interest, was $275,001,079.

75,000,000	0.750	07/23/12	75,000,000
Maturity Value: $75,142,188
Settlement Date: 04/23/12
Collateralized by various asset-backed security issuers, 0.379% to 5.810%, due 07/25/34 to 03/25/37. The aggregate market value of the collateral, including accrued interest, was $82,500,083.

RBS Securities, Inc.
100,000,000	0.470	06/01/12	100,000,000
Maturity Value: $100,001,306
Collateralized by Federal National Mortgage Association, 4.000%, due 08/01/41 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $102,000,643.
697,000,000	0.570	06/01/12	697,000,000
Maturity Value: $697,011,036
Collateralized by Federal National Mortgage Association, 2.500% to 6.000%, due 12/01/22 to 01/01/42. The aggregate market value of the collateral, including accrued interest, was $710,942,280.

Societe Generale
500,000,000	0.210	06/01/12	500,000,000
Maturity Value: $500,002,917

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 07/15/18, Federal National Mortgage Association, 3.500% to 6.000%, due 12/01/30 to 11/25/32 and Government National Mortgage Association, 0.440% to 5.435%, due 11/20/32 to 04/20/42. The aggregate market value of the collateral, including accrued interest, was $518,420,201.

100,000,000	0.570	06/01/12	100,000,000
Maturity Value: $100,001,583
Collateralized by various corporate security issuers. The aggregate market value of the collateral, including accrued interest, was $108,000,005.

TOTAL REPURCHASE AGREEMENTS			$ 4,583,000,000

TOTAL INVESTMENTS – 98.7%			$21,010,428,193

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			267,232,848

NET ASSETS – 100.0%			$21,277,661,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2012, these securities amounted to $400,000,000 or approximately 1.9% of net assets.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2012.

(c)	All or a portion represents a forward commitment.

(d)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2012, these securities amounted to $666,360,000 or approximately 3.1% of net assets.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Insured by Federal Home Loan Bank
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IBC	— Insured Bond Certificate
IDA	— Industrial Development Agency
IHC	— International Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations – 16.5%
Aspen Funding Corp.
$ 35,000,000	0.461%	08/06/12	$ 34,970,483
150,000,000	0.471	08/09/12	149,864,875
Atlantic Asset Securitization LLC
375,000,000	0.440	06/11/12	374,954,167
Atlantis One Funding Corp.
275,000,000	0.491	07/25/12	274,797,875
260,000,000	0.521	08/23/12	259,688,289
Barton Capital LLC
135,000,000	0.340	06/05/12	134,994,900
Gemini Securitization Corp. LLC
150,000,000	0.440	07/09/12	149,930,333
100,000,000	0.440	07/31/12	99,926,667
97,900,000	0.440	08/02/12	97,825,813
Hannover Funding Co. LLC
75,000,000	0.681	06/20/12	74,973,083
105,000,000	0.671	08/10/12	104,863,208
100,000,000	0.671	08/13/12	99,864,139
100,000,000	0.671	08/17/12	99,856,695
Kells Funding LLC
120,000,000	0.541	07/25/12	119,902,800
150,000,000	0.461	07/27/12	149,892,667
144,000,000	0.501	08/06/12	143,868,000
LMA Americas LLC
350,000,000	0.450	06/05/12	349,982,500
Matchpoint Master Trust
65,000,000	0.400	06/19/12	64,987,000
43,384,000	0.430	06/25/12	43,371,563
Royal Park Investments Funding Corp.
100,000,000	0.911	06/26/12	99,936,805
150,000,000	0.982	07/19/12	149,804,000
Versailles Commercial Paper LLC
200,000,000	0.470	06/04/12	199,992,167

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$3,278,248,029

Fixed Rate Municipal Debt Obligations – 0.9%
County of Kings, Washington Sewer System CP Series 2012 A
$ 47,000,000	0.290%	06/04/12	$ 47,000,000
Los Angeles Unified School District GO TRANS Series 2011 A
50,000,000	2.000	08/01/12	50,146,400
Regents of the University of California Taxable RN Series 2011 AA-1
28,500,000	0.480	07/01/12	28,500,000
Tennessee State School Bond Authority Tax-Free CP Series 97A
34,287,000	0.230	06/01/12	34,287,000
University of Texas System CP Series 2012B
25,000,000	0.100	06/04/12	24,999,693

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 184,933,093

Time Deposit – 6.8%
Bank New York Mellon (The)
$297,500,000	0.150%	06/01/12	$ 297,500,000
Citibank, N.A.
300,000,000	0.190	06/01/12	300,000,000
U.S. Bank
750,000,000	0.200	06/01/12	750,000,000

TOTAL TIME DEPOSIT			$1,347,500,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations – 20.3%
Federal Farm Credit Bank
$ 43,240,000	0.608	%(a)	11/01/12	$ 43,240,000
72,300,000	0.640	(a)	12/14/12	72,300,000
Federal Home Loan Bank
19,500,000	0.320		06/07/12	19,500,000
100,000,000	0.200		09/07/12	99,990,977
162,000,000	0.240		09/28/12	161,997,970
250,000,000	0.230		10/15/12	249,977,752
125,000,000	0.220		10/17/12	124,983,975
175,000,000	0.230		10/24/12	174,969,341
36,000,000	0.230		10/30/12	35,996,445
19,500,000	0.200		12/06/12	19,494,601
19,500,000	0.300		12/06/12	19,500,000
48,500,000	0.300		12/07/12	48,500,000
77,600,000	0.210		12/10/12	77,582,124
38,500,000	0.320		12/10/12	38,500,000
35,800,000	0.320		12/11/12	35,800,000
142,000,000	0.210		12/13/12	141,966,770
77,600,000	0.300		12/14/12	77,600,000
19,400,000	0.300		12/17/12	19,400,000
14,600,000	0.310		12/17/12	14,600,000
52,600,000	0.210		12/19/12	52,586,581
52,600,000	0.210		12/21/12	52,587,186
5,300,000	0.320		12/21/12	5,300,000
25,500,000	0.200		12/28/12	25,492,113
92,700,000	0.210		12/28/12	92,676,638
51,400,000	0.300		01/11/13	51,400,000
35,800,000	0.125		03/01/13	35,771,113
47,200,000	1.625		03/20/13	47,724,979
120,000,000	0.230		05/29/13	119,972,307
74,500,000	0.240	(b)	06/06/13	74,490,092
9,000,000	0.280		06/10/13	9,000,000
63,500,000	0.420		06/21/13	63,611,013
22,900,000	1.875		06/21/13	23,289,998
44,200,000	0.290	(b)	07/01/13	44,200,000
15,000,000	0.179	(a)	07/08/13	14,991,632
29,000,000	0.179	(a)	07/15/13	28,983,541
Federal Home Loan Mortgage Corporation
50,549,000	5.500		08/20/12	51,131,526
495,000,000	0.189	(a)	02/04/13	494,828,885
500,000,000	0.189	(a)	05/03/13	499,813,752
102,000,000	0.189	(a)	06/03/13	101,958,542
Federal National Mortgage Association
21,200,000	4.375		03/15/13	21,889,471
199,000,000	0.376	(a)	05/17/13	198,941,141
250,000,000	0.199	(a)	10/03/13	249,864,221
200,000,000	0.209	(a)	11/14/13	199,912,264

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$4,036,316,950

U.S. Treasury Obligations – 4.7%
United States Treasury Notes
$ 88,000,000	3.875%		02/15/13	$ 90,274,605
249,000,000	0.625		02/28/13	249,774,840
382,600,000	0.750		03/31/13	384,311,394

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$200,000,000	2.500%	03/31/13	$203,731,435

TOTAL U.S. TREASURY OBLIGATIONS			$928,092,274

Variable Rate Municipal Debt Obligations(a) – 20.8%
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (GO of Corp.)
$ 54,400,000	0.150%	12/01/30	$ 54,400,000
Arizona Health Facilities Authority VRDN RB for Health Facilities-Catholic West Series 2008 A (JPMorgan Chase Bank, LOC)
30,600,000	0.190	07/01/35	30,600,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank, LIQ)(c)
35,500,000	0.330	01/02/15	35,500,000
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A., LIQ)(c)
14,700,000	0.320	06/01/41	14,700,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A., LIQ)(c)
42,200,000	0.380	07/01/41	42,200,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.330	01/02/15	30,000,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A., LIQ)(c)
37,700,000	0.380	07/01/41	37,700,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A., LIQ)(c)
7,700,000	0.320	06/01/41	7,700,000
BlackRock MuniYield Quality Fund III, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A., LIQ)(c)
45,900,000	0.320	06/01/41	45,900,000
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JPMorgan Chase Bank, LIQ)(c)
11,410,000	0.200	05/01/13	11,410,000
California State Housing Finance Agency VRDN RB Series 2000 N RMKT (FNMA, LOC) (FHLMC, LOC)
20,500,000	0.160	08/01/31	20,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
58,400,000	0.170	10/01/13	58,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D
30,000,000	0.170	05/01/33	30,000,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

24,200,000	0.170	04/01/36	24,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
56,630,000	0.170	04/01/38	56,630,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
90,200,000	0.170	04/01/38	90,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A
74,800,000	0.170	04/01/32	74,800,000
City of Chicago, Illinois GO VRDN Refunding Series 2007 E RMKT (Barclays Bank PLC, LOC)
30,000,000	0.200	01/01/42	30,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
City of Jacksonville Florida Transportation VRDN RB Series 2008 A (JPMorgan Chase Bank, SPA)
$ 36,635,000	0.190%	10/01/32	$ 36,635,000
City of New York, New York GO VRDN Series 2002 C4-RMKT (Bank of Tokyo Mitsubishi UFJ, LOC)
54,500,000	0.170	08/01/20	54,500,000
City of Portland, Maine GO VRDN (Landesbank Hessen-Thüringen Girozentrale, SPA)
25,000,000	0.390	06/01/26	25,000,000
Colorado Springs Utilities Systems VRDN RB for Subordinated Lien Improvement Series 2005 A (Bank of America N.A., SPA)
96,645,000	0.210	11/01/35	96,645,000
Colorado Springs Utilities VRDN RB Series 2000 A (Bayerische Landesbank, SPA) (MBIA)
108,700,000	0.290	11/01/29	108,700,000
Colorado State Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (JPMorgan Chase Bank, SPA)
46,400,000	0.180	03/01/44	46,400,000
Colorado State Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (JPMorgan Chase Bank, SPA)
37,300,000	0.190	12/01/32	37,300,000

Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (Credit Local de France, Toronto Dominion Bank, and Landesbank Hessen-Thüringen Girozentrale, LIQ)

31,300,000	0.140	07/01/29	31,300,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A., SPA)
87,500,000	0.240	05/15/36	87,500,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale, SPA)
95,100,000	0.320	11/01/31	95,100,000
County of Montgomery VRDN RB for Catholic Health Series 2008 C-2 (U.S. Bank N.A., SPA)
20,000,000	0.170	10/01/41	20,000,000
Delaware State Health Facilities Authority VRDN RB for Nemours Foundation Project Series 2005 (Bank of America N.A., LIQ)
34,815,000	0.200	01/01/35	34,815,000
District of Columbia GO VRDN Putters Series 2012-4026 (JPMorgan Chase & Co., LIQ)(c)
36,100,000	0.200	09/28/12	36,100,000
District of Columbia GO VRDN Putters Series 2012-4198 (AGC) (JPMorgan Chase Bank, LIQ)(c)
42,105,000	0.200	06/01/16	42,105,000
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A., LOC)
57,235,000	0.170	06/01/34	57,235,000
District of Columbia Water & Sewer Authority VRDN RB Putters Series 2012-4199 (JPMorgan Chase Bank, LIQ)(c)
46,070,000	0.200	04/01/17	46,070,000
Eastern Municipal Water District VRDN COPS Refunding Series 2008 E (Wells Fargo Bank N.A., SPA)
20,000,000	0.150	07/01/33	20,000,000
Eastern Municipal Water District VRDN COPS Refunding Series 2008 G (JPMorgan Chase Bank, LIQ)
43,800,000	0.160	07/01/38	43,800,000
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institute Series 2003 A (Bank of America N.A., SPA)
17,915,000	0.240	12/01/33	17,915,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A., SPA)
22,400,000	0.150	11/01/33	22,400,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
$ 24,565,000	0.150%	05/01/31	$ 24,565,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 A RMKT (Barclays Bank PLC, SPA)
28,930,000	0.150	11/15/41	28,930,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
27,400,000	0.190	06/01/30	27,400,000
Harris County Health Facilities Development Authority VRDN RB Refunding for Texas Children’s Hospital Project Series 2008-3 (Bank of America N.A., SPA)
35,830,000	0.240	10/01/41	35,830,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Health System Series 2005 A RMKT (JPMorgan Chase Bank, Wells Fargo and Baden-Wurttenberg, SPA)
91,845,000	0.190	02/15/32	91,845,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Children’s Hospital Series 2008-2 (Wells Fargo Bank N.A., SPA)
48,000,000	0.200	10/01/41	48,000,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2
30,000,000	0.140	11/15/37	30,000,000
Illinois State Finance Authority VRDN RB for Advocate Health Care Series 2008 Subseries C3A (Bank of America N.A., SPA)
23,625,000	0.220	11/01/38	23,625,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (JPMorgan Chase Bank, SPA)
26,605,000	0.170	08/15/42	26,605,000
Illinois State Finance Authority VRDN RB for Southern Illinois Healthcare Series 2008 (JPMorgan Chase Bank N.A., LOC)
52,270,000	0.190	03/01/38	52,270,000
Illinois State Finance Authority VRDN RB Refunding for Edward Hospital Obligation Series 2008 B-1 (JPMorgan Chase Bank, LOC)
43,425,000	0.170	02/01/40	43,425,000
Illinois State Health Facilities Authority VRDN RB for Evanston Hospital Corp. Series 1995 RMKT (Wells Fargo Bank N.A., SPA)
1,000,000	0.140	06/01/35	1,000,000
Indiana State Finance Authority VRDN RB for Indiana University Health Obligated Group Series 2011 B (Bank of New York Mellon Trust, LOC)
45,675,000	0.150	03/01/33	45,675,000
Indiana State Finance Authority VRDN RB for Indiana University Health Series 2011 J (JPMorgan Chase Bank, LOC)
35,140,000	0.200	03/01/33	35,140,000
Kansas State Department of Transportation VRDN RB Highway Series 2004 C-1 (JP Morgan Chase Bank, SPA)
23,710,000	0.160	09/01/21	23,710,000
Lancaster County Hospital Authority VRDN RB for Lancaster General Hospital Series 2008 (Bank of America N.A., LOC)
19,735,000	0.250	07/01/41	19,735,000
Lehigh County General Purpose Hospital VRDN RB for Valley Health Network Series 2008 C (Bank of America N.A., LOC)
27,985,000	0.220	07/01/29	27,985,000
Los Angeles Community College District GO VRDN for Building America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)(c)
16,000,000	0.490	08/01/49	16,000,000
Maine State Housing Authority VRDN RB Refunding for Park Village Series 2003 (FNMA, LIQ)
23,100,000	0.190	10/28/32	23,100,000
Maryland State Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
24,600,000	0.190	03/01/30	24,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 (GO of Authority) (Bank of America N.A., SPA)
$ 53,335,000	0.240%	03/01/30	$ 53,335,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Baystate Medical Center Series 2005 G (Bank of America N.A., LOC)
24,960,000	0.220	07/01/26	24,960,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Putters Series 2012-4196 (JPMorgan Chase Bank, LIQ)(c)
41,215,000	0.200	01/01/20	41,215,000
Metropolitan Washington D.C. Airports Authority VRDN RB Putters Series 2007-1691 (FGIC) (Deutsche Bank A.G., LIQ)
12,315,000	0.250	10/01/14	12,315,000
Metropolitan Water District of Southern California VRDN RB Series 1998 B (Landesbank Hessen-Thueringen Girozentrale, SPA)
19,800,000	0.160	07/01/28	19,800,000
Mississippi State Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT-Chevron Corp.)
35,600,000	0.180	11/01/35	35,600,000
Mississippi State GO VRDN Series 2007 (Bank of America N.A., LIQ)
38,050,000	0.190	09/01/27	38,050,000
Montana State Facility Finance Authority VRDN RB for Sisters Charity Health System Series 2003 (JPMorgan Chase Bank, SPA)
31,110,000	0.190	12/01/35	31,110,000
Nassau County, New York Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank, SPA)
26,815,000	0.190	11/15/15	26,815,000
New Jersey Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale, LOC)
58,740,000	0.800	01/01/18	58,740,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
34,700,000	0.250	08/01/22	34,700,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
62,705,000	0.240	08/01/20	62,705,000
New York City Housing Development Corp. VRDN RB for Rivereast Apartments Series 2006 A (FHLMC, LIQ)
20,000,000	0.180	12/01/36	20,000,000
New York City Housing Development Corp. VRDN RB for Tribeca Tower Series 1997 A (FNMA, LIQ)
55,000,000	0.180	11/15/19	55,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum Natural History Series 2008 A2 (Bank of America N.A., SPA)
28,490,000	0.220	04/01/27	28,490,000
New York State Dormitory Authority Mental Health Services Facilities VRDN RB SPEARS Series 2011 DB-1022X (AGM) (Deutsche Bank A.G., LIQ)(c)
7,835,000	0.270	02/15/33	7,835,000
New York State Housing Finance Agency VRDN RB for 900 8 Avenue Series 2002 A RMKT (FNMA, LIQ)
30,500,000	0.180	05/15/35	30,500,000
New York State Housing Finance Agency VRDN RB for Chelsea Apartments Series 2003 A (FNMA, LIQ)
40,500,000	0.170	11/15/36	40,500,000
New York State Housing Finance Agency VRDN RB for South Cove Plaza Series 1999 A (FHLMC, LIQ)
32,000,000	0.170	11/01/30	32,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003-4V RMKT (GO of Corp.) (Bank of America N.A., SPA)
56,855,000	0.240	04/01/22	56,855,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen, LOC)
$ 23,600,000	0.190%	04/01/25	$ 23,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A., SPA)
26,365,000	0.180	10/01/41	26,365,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)(c)
27,000,000	0.340	03/01/40	27,000,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC GO of Authority) (Citibank N.A., LIQ)(c)
18,165,000	0.230	03/01/25	18,165,000
Port Authority of New York & New Jersey VRDN RB Series 2008-DB-636 (CIFG GO of Authority) (Deutsche Bank A.G., LIQ)
8,700,000	0.270	09/01/24	8,700,000
Port Authority of New York & New Jersey VRDN RB Series 2011 DB-1023X (Go of Authority) (Deutsche Bank A.G., LIQ)(c)
7,085,000	0.270	10/15/21	7,085,000
Port Authority of New York & New Jersey VRDN RB Series 2011 DB-1024X (Go of Authority) (Deutsche Bank A.G., LIQ)(c)
10,660,000	0.270	10/15/25	10,660,000
Port of Corpus Christi Authority of Nueces County VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hill Resources)
72,100,000	0.230	07/01/29	72,100,000
Port of Port Arthur Navigation District of Jefferson County, Texas Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
37,800,000	0.190	12/01/39	37,800,000
Port of Port Arthur Navigation District of Jefferson County, Texas VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
93,600,000	0.180	11/01/40	93,600,000
Saint James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (GTY AGMT-Nucor Corp.)
45,400,000	0.180	11/01/40	45,400,000
Saint James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (GTY AGMT-Nucor Corp.)
16,000,000	0.180	11/01/40	16,000,000
San Antonio Electric & Gas VRDN RB P-Floats-MT-742 Series 2011 (Bank of America N.A., LIQ)(c)
33,780,000	0.240	02/01/25	33,780,000
Santa Clara County Election of 2008 GO VRDN Floaters Series 2009-19C (Wells Fargo Bank N.A., LIQ)(c)
40,285,000	0.200	08/01/39	40,285,000
Santa Clara County Financing Authority VRDN RB Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
63,820,000	0.230	05/15/35	63,820,000
Sonoma County GO VRDN Putters Series 2011-4000 (JPMorgan Chase & Co., LIQ)(c)
43,295,000	0.200	10/25/12	43,295,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
30,600,000	0.160	07/01/36	30,600,000
State of California GO VRDN Floating Series 2003 B-3-RMKT (JPMorgan Chase & Co., LOC, California Public Employees Retirement, LOC and California State Teachers Retirement, LOC)
48,200,000	0.160	05/01/33	48,200,000
State of California GO VRDN Series 2005 B Subseries B-5 (Barclays Bank PLC, LOC)
37,660,000	0.150	05/01/40	37,660,000
State of Mississippi GO VRDN RB for Nissan North America, Inc. Project Series 2003 A (Bank of America N.A., SPA)
25,200,000	0.300	11/01/28	25,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
State of Texas GO VRDN for Veterans Series 2010 C (Lloyds TSB Bank PLC, SPA)
$ 29,500,000	0.240%	12/01/40	$ 29,500,000
Texas State GO VRDN Putters Series 2012-4206 (JPMorgan Chase Bank, LIQ)(b)(c)
14,000,000	0.300	02/01/16	14,000,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2005 RMKT (JPMorgan Chase Bank, SPA)
12,905,000	0.220	12/01/26	12,905,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp., LIQ)
24,200,000	0.260	06/01/32	24,200,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C RMKT (JPMorgan Chase Bank N.A., SPA)
44,240,000	0.170	01/01/32	44,240,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2005 Subseries B-3 (GO of Authority) (Bank of America N.A., SPA)
61,330,000	0.240	01/01/32	61,330,000
University of California VRDN RB Taxable Series 2011 Z-2
10,000,000	0.170	07/01/41	10,000,000
University of Colorado Hospital Authority VRDN RB Series 2008 B (JPMorgan Chase Bank N.A., LOC)
39,080,000	0.190	11/15/31	39,080,000
University of Illinois VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of America N.A., SPA)
76,425,000	0.240	08/15/21	76,425,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase Bank, SPA)
36,190,000	0.180	06/01/30	36,190,000
Virginia College Building Authority VRDN RB University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)
30,000,000	0.240	08/01/34	30,000,000
Washington State Health Care Facilities Authority VRDN RB for Children’s Hospital Series 2008 RMKT (Bank of America N.A., LOC)
28,000,000	0.250	10/01/28	28,000,000
Washington State Housing Finance Commission VRDN RB for Vintage at Spokane Senior Living Project Series 2006 A (FNMA, LIQ)
7,500,000	0.210	08/15/40	7,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$ 4,137,010,000

Variable Rate Obligations(a) – 4.7%
County of Oakland, Michigan GO VRDN Series 2012
$ 25,000,000	0.389%	04/01/13	$ 25,000,000
JPMorgan Chase Bank N.A.
255,000,000	0.536	06/18/13	255,000,000
400,000,000	0.360	06/21/13	400,000,000
Metropolitan Life Global Funding I
250,000,000	0.589 (c)	10/10/12	250,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$ 930,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$14,842,100,346

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(d) – 24.4%
Barclays Capital, Inc.
$ 215,000,000	0.230%	08/01/12	$ 215,000,000
Maturity Value: $215,123,625
Settlement Date: 05/03/12

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 5.000%, due 02/01/38 to 03/01/42, Federal National Mortgage Association, 3.500% to 7.500%, due 01/01/32 to 04/01/42 and Government National Mortgage Association, 4.500%, due 04/20/40 to 05/20/41. The aggregate market value of the collateral, including accrued interest, was $219,592,989.

BNP Paribas Securities Corp.
125,000,000	0.210	07/02/12	125,000,000
Maturity Value: $125,088,958
Settlement Date: 03/02/12
Collateralized by Federal National Mortgage Association, 3.000% to 6.000%, due 12/01/25 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $127,500,000.
125,000,000	0.220	09/10/12	125,000,000
Maturity Value: $125,139,028
Settlement Date: 03/12/12
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 08/01/26 to 04/01/42. The aggregate market value of the collateral, including accrued interest, was $127,500,000.

BNYMellon Investments
225,000,000	0.200	06/01/12	225,000,000
Maturity Value: $225,001,250
Collateralized by U.S. Treasury Bond, 3.125%, due 11/15/41. The market value of the collateral, including accrued interest, was $230,005,586.

Credit Suisse Securities (USA) LLC
250,000,000	0.200	06/01/12	250,000,000
Maturity Value: $250,126,389
Settlement Date: 03/02/12
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 10/01/18 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $255,001,503.
250,000,000	0.250	08/03/12	250,000,000
Maturity Value: $250,157,986
Settlement Date: 05/04/12
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 10/01/23 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $255,000,568.

Deutsche Bank Securities, Inc.
250,000,000	0.200	06/01/12	250,000,000
Maturity Value: $250,127,778
Settlement Date: 03/01/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 05/01/27 to 05/01/42 and Federal National Mortgage Association, 3.500% to 7.500%, due 04/01/17 to 05/01/42. The aggregate market value of the collateral, including accrued interest, was $258,111,551.

ING Financial Markets LLC
150,000,000	0.200	08/31/12	150,000,000
Maturity Value: $150,151,668
Settlement Date: 03/02/12

Collateralized by Federal Home Loan Mortgage Corp., 0.650% to 5.875%, due 12/15/21 to 12/15/39, Federal National Mortgage Association, 0.000% to 7.000%, due 10/25/14 to 10/01/41 and various corporate security issuers, 4.850% to 8.875%, due 07/15/12 to 06/01/67. The aggregate market value of the collateral, including accrued interest, was $157,845,322.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(d) – (continued)
J.P. Morgan Securities LLC
$ 100,000,000	0.520%	06/01/12	$ 100,000,000
Maturity Value: $100,001,444
Collateralized by various asset-backed obligations, 0.289% to 6.310%, due 08/25/30 to 05/25/46. The aggregate market value of the collateral, including accrued interest, was $110,000,016.
125,000,000	0.750	07/23/12	125,000,000
Maturity Value: $125,236,979
Settlement Date: 04/23/12
Collateralized by various asset-backed obligations, 0.339% to 6.101%, due 03/15/30 to 03/25/47. The aggregate market value of the collateral, including accrued interest, was $137,502,553.

Joint Repurchase Agreement Account III
970,000,000	0.203	06/01/12	970,000,000

Societe Generale
300,000,000	0.200	06/01/12	300,000,000
Maturity Value: $300,001,667

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 12/01/13 to 05/01/42 and Federal National Mortgage Association, 2.500% to 6.500%, due 08/01/13 to 06/01/47. The aggregate market value of the collateral, including accrued interest, was $309,000,000.

1,250,000,000	0.200	06/01/12	1,250,000,000
Maturity Value: $1,250,006,944

Collateralized by Federal Farm Credit Bank, 0.240%, due 06/20/12, Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 01/01/21 to 06/01/42, Federal National Mortgage Association, 3.000% to 6.500%, due 11/19/12 to 07/01/47 and Resolution Funding Corporation Stripped Security, 0.000%, due 01/15/21. The aggregate market value of the collateral, including accrued interest, was $1,281,313,114.

Wells Fargo Securities LLC
250,000,000	0.270	06/01/12	250,000,000
Maturity Value: $250,001,875

Collateralized by various asset-backed obligations, 0.369% to 9.077%, due 01/15/15 to 12/26/50, various corporate security issuers, 0.000% to 12.750%, due 06/25/12 to 12/01/18 and various mortgage-backed obligations, 0.529% to 5.851%, due 01/19/35 to 10/15/48. The aggregate market value of the collateral, including accrued interest, was $261,900,639.

250,000,000	0.370	06/01/12	250,000,000
Maturity Value: $250,002,569

Collateralized by various asset-backed obligations, 0.000% to 10.026%, due 02/15/14 to 03/25/37, various corporate security issuers, 0.000% to 9.250%, due 06/26/12 to 04/15/37, various government guaranteed notes, 0.000% to 5.500%, due 11/15/13 to 09/18/33 and various mortgage-backed obligations, 0.399% to 6.000%, due 05/25/18 to 06/12/47. The aggregate market value of the collateral, including accrued interest, was $261,709,833.

TOTAL REPURCHASE AGREEMENTS			$ 4,835,000,000

TOTAL INVESTMENTS – 99.1%			$ 19,677,100,346

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			183,634,320

NET ASSETS – 100.0%			$ 19,860,734,666

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2012.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2012, these securities amounted to $828,705,000 or approximately 4.2% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 98.6%
California – 95.5%
Bay Area Toll Authority California Toll Bridge VRDN RB CR-PT-4708 Series 2011 (Bank of America N.A., LIQ)(a)
$ 1,000,000	0.240%	06/07/12	$ 1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2010-30C (GTY AGMT - Wells Fargo Bank N.A) (Wells Fargo Bank N.A., LIQ)(a)
2,500,000	0.200	10/01/50	2,500,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
4,300,000	0.250	04/01/39	4,300,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2007-1962 (JPMorgan Chase Bank, LIQ)
1,400,000	0.180	04/01/14	1,400,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C4-RMKT (Lloyds TSB Bank PLC, LOC)
1,000,000	0.150	04/01/45	1,000,000
California Educational Facilities Authority VRDN RB Floater Certificates Series 2009-42C (GO of Institution) (Wells Fargo & Co., LIQ)(a)
995,000	0.200	11/01/39	995,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006 B (GO of Institution)
1,200,000	0.130	10/01/36	1,200,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
2,025,000	0.180	01/01/16	2,025,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)
1,000,000	0.180	10/01/37	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B Reg D (Barclays Bank PLC, LIQ)(a)
2,300,000	0.160	10/01/38	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2008-2953 (JPMorgan Chase Bank, LIQ)
2,300,000	0.180	10/01/15	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank, LIQ)(a)
690,000	0.180	10/01/16	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
1,400,000	0.130	10/01/14	1,400,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
1,940,000	0.130	10/01/16	1,940,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
700,000	0.130	10/01/17	700,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
1,765,000	0.240	08/01/32	1,765,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
5,591,000	0.180	11/15/42	5,591,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats-PT-4699 Series 2011 (NATL-RE) (Bank of America N.A., SPA)(a)
1,900,000	0.410	06/07/12	1,900,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Putters Series 2010-3630 (JPMorgan Chase Bank, LIQ)(a)
2,440,000	0.180	10/01/17	2,440,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wells Fargo Bank N.A., LOC)
1,875,000	0.150	10/01/31	1,875,000
California Health Facilities Financing Authority VRDN RB for St Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
200,000	0.150	07/01/41	200,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.190	08/15/18	1,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Series 2008-B-1
$ 12,500,000	0.150%	11/15/45	$ 12,500,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase Bank, LIQ)(a)
1,500,000	0.180	05/15/39	1,500,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J. Paul Getty Series 2007 A-2 RMKT
6,255,000	0.150	10/01/47	6,255,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Series 2010 A (GTY AGMT-Chevron Corp.)
5,100,000	0.150	11/01/35	5,100,000
California School Cash Reserve Program Authority TRANS Series 2012 S
750,000	2.000	12/31/12	757,428
California School Cash Reserve Program Authority TRANS Series 2012 U
1,000,000	2.000	12/31/12	1,008,719
California School Cash Reserve Program Authority TRANS Series 2012 W
1,200,000	2.000	01/31/13	1,211,146
California State Department of Water Resources Center Valley Project VRDN RB ROCS RR-II R-11970-1 Series 2011 (Citibank N.A., LIQ)(a)
1,600,000	0.180	12/01/18	1,600,000
California State Department of Water Resources Center Valley Project VRDN RB ROCS RR-II R-11993 Series 2011 (BHAC-CR) (Citibank N.A., LIQ)(a)
700,000	0.200	09/13/12	700,000
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JPMorgan Chase Bank, LIQ)(a)
2,300,000	0.200	05/01/13	2,300,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A., LIQ)
3,000,000	0.230	05/01/16	3,000,000
California Statewide Communities Development Authority CP Series 2012 D
1,000,000	0.250	12/11/12	1,000,000
California Statewide Communities Development Authority CP Series 2012 K
1,000,000	0.240	11/27/12	1,000,000
California Statewide Communities Development Authority CP Series 2012-09-D
2,000,000	0.260	02/01/13	2,000,000
California Statewide Communities Development Authority CP Series 2012-9B-1
2,000,000	0.250	11/01/12	2,000,000
California Statewide Communities Development Authority VRDN RB for Health Facility Community Hospital Monterey Peninsula Series 2011 B (U.S. Bank N.A., LOC)
7,500,000	0.150	06/01/33	7,500,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 C (GTY AGMT-Kaiser Foundation Health Plan Inc., Kaiser Hospital Asset Management Inc., and Kaiser Health Plan Asset Management Inc.)

2,605,000	3.850	11/01/29	2,605,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser Foundation Health Plan Inc., Kaiser Hospital Asset Management Inc. and Kaiser Health Plan Asset Management Inc.)

1,500,000	0.170	08/15/25	1,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2012-1065 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
2,500,000	0.250	04/01/42	2,500,000
California Statewide Communities Development Authority VRDN RB for Sweep Lane Program Series 2007 A (U.S. Bank N.A., LOC)
5,000,000	0.150	08/01/35	5,000,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Lloyds TSB Bank PLC, LOC)
2,440,000	0.200	06/01/32	2,440,000
City & County of San Francisco GO for Earthquake Safety & Emergency Response Series 2012 A
1,000,000	2.000	06/15/12	1,000,716
City of Pasadena VRDN COPS Refunding Series 2008 A (Bank of America N.A., LOC)
2,000,000	0.180	02/01/35	2,000,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
City of Santa Rosa California Waste Water VRDN RB Refunding Series 2004 A (Landesbank Baden-Wurttemberg, LOC)
$ 900,000	0.600%	09/01/33	$ 900,000
East Bay Municipal Utility District VRDN RB Refunding Series 2008 A-3 RMKT (Barclays Bank PLC, SPA)
2,000,000	0.150	06/01/38	2,000,000
Eastern California Municipal Water & Sewer District VRDN COPS Refunding Series 2008 D (U.S. Bank N.A., SPA)
3,000,000	0.150	07/01/23	3,000,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust, SPA)
2,900,000	0.190	06/01/30	2,900,000
Irvine Ranch California Water District GO VRDN Series 1995 (Sumitomo Mitsui Banking Corp., LOC)
3,400,000	0.140	01/01/21	3,400,000
Los Angeles Community College District GO VRDN Certificates Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.150	08/01/33	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
5,000,000	0.170	12/15/24	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA, LIQ)
5,200,000	0.140	04/15/28	5,200,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA, LIQ)
2,436,000	0.140	04/15/28	2,436,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Senior Series 2009 A-2 (Mizuho Corp. Bank, SPA)
8,600,000	0.190	07/01/23	8,600,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-1 (GO of Participants)
1,000,000	2.000	11/30/12	1,008,668
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4 (GO of Participants)
500,000	2.000	01/31/13	504,633
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,600,000	0.170	05/15/40	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
5,245,000	0.170	05/15/31	5,245,000
Los Angeles Department of Airports VRDN RB Floater Series 2012-0-30 (Royal Bank of Canada, LIQ)(a)
2,200,000	0.150	05/15/40	2,200,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3839 (JPMorgan Chase Bank, LIQ)(a)
2,000,000	0.180	05/15/33	2,000,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A., LIQ)(a)
2,500,000	0.220	05/15/18	2,500,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-3 (Scotiabank, SPA)
1,000,000	0.130	07/01/35	1,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 (Barclays Bank PLC, SPA)
3,700,000	0.140	07/01/35	3,700,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Wells Fargo Bank N.A., SPA)
1,550,000	0.140	07/01/34	1,550,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
2,000,000	0.140	07/01/35	2,000,000
Los Angeles Unified School District GO TRANS Series 2011 A
3,450,000	2.000	08/01/12	3,459,924

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Metropolitan Water District of Southern California RB Authorization Series 2004 B-3 (NATL-RE)
$ 3,830,000	5.000%	10/01/12	$ 3,890,342
Metropolitan Water District of Southern California VRDN RB Floater Trust Series 2009-8B Reg D (Barclays Bank PLC, LIQ)(a)
2,800,000	0.170	07/01/35	2,800,000
Metropolitan Water District of Southern California VRDN RB P-Floats-MT Series 2011-774 (Bank of America N.A., LIQ)(a)
1,495,000	0.280	06/07/12	1,495,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
1,600,000	0.170	07/01/37	1,600,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2010 A
2,340,000	0.120	10/01/29	2,340,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA, LIQ)
200,000	0.150	06/15/37	200,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA, LIQ)
4,000,000	0.150	11/15/28	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
2,600,000	0.150	12/01/29	2,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank, LIQ)(a)
3,400,000	0.180	08/01/15	3,400,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank, LIQ)(a)
2,000,000	0.180	02/15/18	2,000,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments C-RMKT Series 1996 (FNMA, LIQ)
2,600,000	0.150	07/15/29	2,600,000
Sacramento Municipal Utility District CP Series 2012-L-1
1,000,000	0.250	07/18/12	1,000,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
1,000,000	0.150	08/15/41	1,000,000
Sacramento Municipal Utility District VRDN RB Series 2012 M (U.S. Bank N.A., LOC)
2,600,000	0.150	08/15/41	2,600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
4,500,000	0.160	11/01/34	4,500,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.150	08/01/19	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank, LIQ)(a)
570,000	0.180	02/01/17	570,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
3,900,000	0.160	04/01/38	3,900,000
San Diego Unified School District GO TRANS Series 2011
2,325,000	2.000	08/07/12	2,332,500
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
1,000,000	0.200	07/01/28	1,000,000
San Francisco City & County Airports Commission VRDN RB Series 2009 D
3,000,000	2.250	05/01/29	3,029,444
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
5,500,000	0.130	04/01/36	5,500,000
Sonoma County GO VRDN Putters Series 2011-4000 (JPMorgan Chase & Co., LIQ)(a)
2,600,000	0.200	10/25/12	2,600,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
$ 1,000,000	0.250%	07/01/31	$ 1,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
1,800,000	0.160	07/01/36	1,800,000
University of California CP Series 2012
1,600,000	0.120	06/01/12	1,600,000
2,500,000	0.140	06/01/12	2,500,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank, LIQ)
3,800,000	0.180	05/15/14	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JP Morgan Chase Bank, LIQ)(a)
1,500,000	0.180	11/15/16	1,500,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A., LIQ)
2,000,000	0.210	05/15/32	2,000,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co., LIQ)(a)
4,700,000	0.200	08/01/44	4,700,000
West Basin Municipal Water District VRDN RB Series 2011-DB-1035 (Deutsche Bank A.G., LIQ)(a)
3,340,000	0.250	08/01/36	3,340,000

			247,400,520

Puerto Rico – 3.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC, LIQ)(a)
$ 500,000	0.290%	08/01/57	$ 500,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
2,100,000	0.290	08/01/57	2,100,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Putters Trust Series 2012-4138Z (JPMorgan Chase & Co., LIQ)(a)
2,000,000	0.180	08/01/19	2,000,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A., LIQ)(a)
400,000	0.200	02/01/48	400,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
3,000,000	0.250	08/01/40	3,000,000

			8,000,000

TOTAL INVESTMENTS – 98.6%			$ 255,400,520

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			3,680,790

NET ASSETS – 100.0%			$ 259,081,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2012, these securities amounted to $76,700,000 or approximately 29.6% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.6%
New York – 97.8%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$ 7,500,000	0.160%	07/01/35	$ 7,500,000
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)
2,200,000	0.380	05/01/28	2,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank, LOC and Landesbank Baden-Wurttemberg, LOC)
2,900,000	0.290	05/01/33	2,900,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B-RMKT (WestLB AG, LOC)
1,400,000	0.240	05/01/33	1,400,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2A (WestLB AG, LOC)
1,300,000	0.260	05/01/33	1,300,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2B (Bayerische Landesbank, LOC)
3,300,000	0.240	05/01/33	3,300,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB P-Floats-MT Series 2011-790 (NATL-RE) (Bank of America N.A., LIQ)(a)
1,735,000	0.280	06/07/12	1,735,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Refunding - Floating Series 2008 Subseries B-3A-RMKT
1,500,000	0.580	11/01/28	1,500,486
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(a)
1,000,000	0.200	07/01/41	1,000,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A., SPA)
7,475,000	0.170	01/01/34	7,475,000
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2004 H (AMBAC)
4,000,000	5.250	11/15/12	4,090,756
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2005 D (NATL-RE)
1,105,000	5.000	11/15/12	1,128,863
New York City GO Series 2010 A
450,000	2.000	08/01/12	451,233
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank, LOC)
300,000	0.250	08/01/22	300,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thuringen, LOC)
2,000,000	0.240	02/15/20	2,000,000
New York City GO VRDN Series 1996 J Subseries J-2 RMKT (WestLB AG, LOC)
200,000	0.240	02/15/16	200,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank, LOC)
300,000	0.240	08/01/20	300,000
New York City GO VRDN Series 2006 I Subseries I-4 (Bank of New York Mellon, LOC)
200,000	0.170	04/01/36	200,000
New York City GO VRDN Series 2011 A-5 (Bank of Nova Scotia, SPA)
500,000	0.170	08/01/36	500,000
New York City GO VRDN Trust Certificates Series 2011 O-3 (Royal Bank of Canada, LIQ)(a)
1,430,000	0.140	10/01/26	1,430,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 B (GO of Corp.) (TD Bank N.A., LOC)
2,000,000	0.140	02/15/31	2,000,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (GO of Corp.) (TD Bank N.A., LOC)
3,500,000	0.140	02/15/31	3,500,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 E (GO of Corp.) (JPMorgan Chase Bank N.A., LOC)
2,090,000	0.180	02/15/26	2,090,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA, LIQ)
$ 600,000	0.170%	04/15/36	$ 600,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA, LIQ)
800,000	0.170	03/15/36	800,000
New York City Housing Development Corp. MF Mtge. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA, LIQ)
3,900,000	0.170	10/15/41	3,900,000
New York City Municipal Water Finance Authority CP Series 2012-1
1,000,000	0.170	06/01/12	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-4 (Royal Bank of Canada, SPA)
4,150,000	0.140	06/15/23	4,150,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 Subseries B-2 (California Public Employees Retirement System, SPA)
900,000	0.170	06/15/45	900,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-3 (Bank of America N.A., SPA)
2,200,000	0.200	06/15/25	2,200,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A., LIQ)(a)
1,000,000	0.200	11/01/38	1,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (WestLB AG, SPA)
2,100,000	0.200	11/15/28	2,100,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp., LOC)
1,000,000	0.160	02/01/35	1,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3-G (Bank of NY Mellon, SPA)
4,400,000	0.140	11/01/22	4,400,000
New York City Trust for Cultural Resources VRDN RB for Juilliard School Series 2009 B
1,685,000	2.750	01/01/36	1,688,376
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,650,000	0.170	10/01/36	3,650,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
2,300,000	0.170	10/01/36	2,300,000
New York City Trust for Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank N.A., LOC)
2,000,000	0.180	02/01/34	2,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum Natural History Series 2008 A2 (Bank of America N.A., SPA)
3,250,000	0.220	04/01/27	3,250,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
3,900,000	0.170	07/01/32	3,900,000
New York City Trust for Cultural Resources VRDN RB ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.180	01/01/33	2,400,000
New York Local Government Assistance Corp. RB Series 2008 A
1,400,000	5.000	04/01/13	1,454,875
New York Local Government Assistance Corp. RB Series 2008 C (GO of Corp.)
1,000,000	5.000	04/01/13	1,039,829
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
2,830,000	0.160	09/01/39	2,830,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
2,600,000	0.200	07/01/40	2,600,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
$ 1,100,000	0.180%	07/01/32	$ 1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.180	07/01/34	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
6,300,000	0.160	07/01/40	6,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
5,045,000	0.170	07/01/39	5,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank N.A., LIQ))(a)
2,900,000	0.180	07/01/37	2,900,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
4,590,000	0.160	07/01/33	4,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
290,000	0.140	07/01/28	290,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A., LOC)
3,360,000	0.140	07/01/28	3,360,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
1,600,000	0.190	07/01/33	1,600,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3201 (JPMorgan Chase Bank N.A., LIQ)(a)
1,800,000	0.180	01/01/30	1,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3209 (JPMorgan Chase Bank N.A., LIQ)(a)
3,555,000	0.180	01/01/30	3,555,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada, LOC)
1,400,000	0.150	02/15/31	1,400,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
2,137,000	0.190	07/01/15	2,137,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
1,000,000	0.180	12/15/15	1,000,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Housing Series 2004 A (FNMA, LIQ)
1,600,000	0.150	11/15/37	1,600,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
1,500,000	0.170	05/15/34	1,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
2,800,000	0.170	11/15/36	2,800,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
3,000,000	0.150	05/15/39	3,000,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
5,700,000	0.250	11/15/51	5,700,000
New York State Power Authority CP Series 2012-1
1,000,000	0.220	06/01/12	1,000,000
New York State Power Authority RB Series 2002 A
200,000	5.000	11/15/12	204,063

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority RB for Second General Highway and Bridge Trust Fund Series 2010 A
$ 1,750,000	5.000%	04/01/13	$ 1,819,529
New York State Thruway Authority RB for Second General Highway and Bridge Trust Fund Series 2011 A-2
1,520,000	4.000	04/01/13	1,567,340
New York State Thruway Authority VRDN RB Floater Trust Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC, LIQ)(a)
2,900,000	0.170	04/01/17	2,900,000
New York State Thruway Authority VRDN RB Second Generation Highway and Bridge Trust Fund Putters Series 2012-4089 (JPMorgan Chase Bank N.A., LIQ)(a)
1,300,000	0.200	04/01/13	1,300,000
Port Authority of New York & New Jersey VRDN RB Floater Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC, LIQ)(a)
2,150,000	0.170	01/15/41	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A., LIQ)
2,130,000	0.190	10/01/14	2,130,000
Suffolk County Water Authority VRDN RB Floaters-PT Series 2012-4725 (Bank of America N.A., LIQ)(a)
2,590,000	0.240	06/07/12	2,590,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
1,260,000	0.190	06/01/24	1,260,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2001 B RMKT (State Street B&T Co., LOC)
1,900,000	0.140	01/01/32	1,900,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase Bank N.A., LIQ)(a)
1,200,000	0.180	11/15/16	1,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (GO of Authority) (Landesbank Baden-Wurttemberg, SPA)
600,000	0.270	01/01/32	600,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2005 B-2A-RMKT (GO of Authority) (California Public Employees Retirement System, LOC)
2,800,000	0.190	01/01/32	2,800,000

			171,762,350

Puerto Rico – 1.8%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC, LIQ)(a)
$ 2,800,000	0.290%	08/01/57	$ 2,800,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
400,000	0.290	08/01/57	400,000

			3,200,000

TOTAL INVESTMENTS – 99.6%			$ 174,962,350

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			724,333

NET ASSETS – 100.0%			$ 175,686,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2012, these securities amounted to $40,820,000 or approximately 23.2% of net assets.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
MF Mtge	— Multi-Family Mortgage
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.9%
Alabama – 4.4%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank, LIQ)
$ 6,370,000	0.180%	11/15/14	$ 6,370,000
Auburn University VRDN RB Floater Certificates Series 2011-53C (Wells Fargo Bank N.A., LIQ)(a)
7,000,000	0.200	06/01/41	7,000,000
Auburn University VRDN RB Putters Series 2009-3516 (AGM) (JPMorgan Chase Bank, LIQ)(a)
4,845,000	0.200	12/01/29	4,845,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
20,000,000	0.200	05/01/22	20,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.200	11/01/21	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.200	06/01/22	25,000,000
East Alabama Health Care Authority VRDN Series 2012 B
15,000,000	0.350	09/01/39	15,000,000
Huntsville Health Care Authority CP Series 2012
7,500,000	0.160	06/05/12	7,500,000
25,000,000	0.170	07/09/12	25,000,000
29,000,000	0.210	08/02/12	29,000,000
Huntsville Health Care Authority RB Series 2002 B (GO of Authority)
19,000,000	5.750	06/01/12	19,190,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
18,200,000	0.200	06/01/15	18,200,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
28,850,000	0.200	06/01/15	28,850,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.200	06/01/28	37,290,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D
21,450,000	0.200	01/01/24	21,450,000

			285,695,000

Alaska – 1.7%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
$ 49,830,000	0.140%	12/01/40	$ 49,830,000
City of Anchorage VRDN RB Putters Series 2007-1974 (NATL-RE) (Deutsche Bank A.G., LIQ)
15,235,000	0.240	05/01/15	15,235,000
City of Valdez Marine Terminal VRDN RB Floater Certificates Series 2011-73C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
9,695,000	0.200	01/01/21	9,695,000
City of Valdez Marine Terminal VRDN RB for Exxon Pipeline Co. Project Series 1985
36,520,000	0.150	10/01/25	36,520,000

			111,280,000

Arizona – 1.4%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats-PT-4695 Series 2011 (Bank of America N.A., LIQ)(a)
$ 10,500,000	0.370%	06/07/12	$ 10,500,000
Arizona State School Facilities Board VRDN RB Floater Trust Series 2011-102W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.200	07/01/17	5,000,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank, LIQ)(a)
6,605,000	0.180	07/01/16	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank, LIQ)(a)
4,065,000	0.180	07/01/16	4,065,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Arizona – (continued)
Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank, LIQ)(a)
$ 7,140,000	0.180%	01/01/17	$ 7,140,000
Salt River Project Agricultural Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.200	01/01/38	5,000,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A., SPA)
13,275,000	0.180	01/01/35	13,275,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Eagle Series 2007-0012 Class A (Citibank N.A., LIQ)
15,850,000	0.180	01/01/37	15,850,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floater Series 2009-40C (Wells Fargo & Co., LIQ)(a)
13,100,000	0.200	01/01/39	13,100,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.200	01/01/38	4,050,000
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada, SPA)
5,360,000	0.180	07/01/36	5,360,000

			89,945,000

California – 13.0%
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2010-30C (GTY AGMT - Wells Fargo Bank N.A) (Wells Fargo Bank N.A., LIQ)(a)
$ 21,440,000	0.200%	10/01/50	$ 21,440,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
4,445,000	0.250	04/01/39	4,445,000
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-3130 (JPMorgan Chase Bank, LIQ)(a)
6,145,000	0.180	10/01/13	6,145,000
California Department of Water Resources VRDN RB Putters Series 2012-4161 (JPMorgan Chase Bank, LIQ)(a)
3,250,000	0.180	12/01/16	3,250,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank, LIQ)(a)
4,355,000	0.180	01/01/16	4,355,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2007-0064 Class A (Citibank N.A., LIQ)
8,500,000	0.180	10/01/37	8,500,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank, LIQ)(a)
7,305,000	0.180	10/01/16	7,305,000
California GO VRDN SPEARS Series 2007-DB-457 (AGM) (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)
11,500,000	0.240	08/01/32	11,500,000
California Health Facilities Authority VRDN RB for Sutter Health Putters Series 2012-4045 (JPMorgan Chase Bank, LIQ)(a)
8,130,000	0.180	11/15/15	8,130,000
California Health Facilities Financing Authority CP Series 2012 E
24,000,000	0.240	11/20/12	24,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.200	11/15/40	5,800,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2007-1858 (GTY AGMT-Wells Fargo & Co.) (Wells Fargo & Co., LIQ)
7,594,000	0.180	11/15/42	7,594,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats-PT-4699 Series 2011 (NATL-RE) (Bank of America N.A., SPA)(a)
20,460,000	0.410	06/07/12	20,460,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Public Works Board VRDN RB Spears Series 2012-1062 (Deutsche Bank A.G., LIQ)(a)
$ 7,500,000	0.230%	12/01/31	$ 7,500,000
California School Cash Reserve Program Authority TRANS Series 2012 S
14,250,000	2.000	12/31/12	14,391,124
California School Cash Reserve Program Authority TRANS Series 2012 U
24,000,000	2.000	12/31/12	24,209,247
California School Cash Reserve Program Authority TRANS Series 2012 V
16,000,000	2.000	01/31/13	16,148,740
California School Cash Reserve Program Authority TRANS Series 2012 W
33,200,000	2.000	01/31/13	33,508,636
California State Department of Water Resources VRDN RB Putters Series 2012-4059 (JPMorgan Chase Bank, LIQ)(a)
2,500,000	0.200	05/01/13	2,500,000
California Statewide Communities Development Authority CP Series 2012 D
22,000,000	0.250	12/11/12	22,000,000
California Statewide Communities Development Authority CP Series 2012 K
6,000,000	0.240	11/27/12	6,000,000
California Statewide Communities Development Authority CP Series 2012-09-D
28,000,000	0.260	02/01/13	28,000,000
California Statewide Communities Development Authority CP Series 2012-9B-1
20,500,000	0.250	11/01/12	20,500,000
California Statewide Communities Development Authority CP Series 2012-9B-2
3,000,000	0.260	02/05/13	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.190	09/01/34	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)
9,800,000	0.210	04/01/26	9,800,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

21,200,000	0.170	04/01/36	21,200,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

12,250,000	0.480	04/01/44	12,250,000

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E2 (GTY AGMT-Kaiser Foundation Health Plan, Inc., Kaiser Hospital Asset Management, Inc. and Kaiser Health Plan Asset Management, Inc.)

10,500,000	0.480	04/01/44	10,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2012-1065 (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
12,815,000	0.250	04/01/42	12,815,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Putters Series 2008-3175 (JPMorgan Chase Bank, LIQ)(a)
24,170,000	0.180	05/15/14	24,170,000
City & County of San Francisco GO for Earthquake Safety & Emergency Response Series 2012 A
26,680,000	2.000	06/15/12	26,699,091
City & County of San Francisco GO for Road repaving & Street Safety Series 2012 C
10,355,000	2.000	06/15/12	10,362,410
City of Oakland GO TRANS Series 2011
7,000,000	2.000	06/29/12	7,008,636
Los Angeles Community College District GO VRDN Floater Certificates Series 2011-O-4 (Royal Bank of Canada, LIQ)(a)
2,500,000	0.150	08/01/33	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
11,700,000	0.170	12/15/24	11,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Senior Series 2009 A-2 (Mizuho Corp. Bank, SPA)
$ 21,300,000	0.190%	07/01/23	$ 21,300,000
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-1 (GO of Participants)
17,500,000	2.000	11/30/12	17,651,687
Los Angeles County Schools Pooled Financing Program TRANS Series 2012 B-4 (GO of Participants)
14,500,000	2.000	01/31/13	14,634,360
Los Angeles Department of Airports VRDN RB Floater Certificates Series 2012-0-30 (Royal Bank of Canada, LIQ)(a)
6,800,000	0.150	05/15/40	6,800,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank, LIQ)(a)
8,795,000	0.180	07/01/16	8,795,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Wells Fargo Bank N.A., SPA)
4,000,000	0.140	07/01/34	4,000,000
Los Angeles Unified School District GO TRANS Series 2011 A
90,775,000	2.000	08/01/12	91,040,944
Sacramento Municipal Utility District CP Series 2012-L-1
25,000,000	0.250	07/18/12	25,000,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
17,000,000	0.150	08/15/41	17,000,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A., LIQ)
6,000,000	0.280	08/01/32	6,000,000
San Diego Community College District GO VRDN Floater Series 2011-0-8 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.150	08/01/19	5,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank, LIQ)(a)
5,470,000	0.180	02/01/17	5,470,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
14,300,000	0.160	04/01/38	14,300,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (AGM) (JPMorgan Chase Bank, LIQ)
4,465,000	0.180	05/01/13	4,465,000
San Diego Unified School District GO TRANS Series 2011
66,500,000	2.000	08/07/12	66,716,284
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.200	07/01/28	8,800,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A., LIQ)
5,000,000	0.230	11/01/31	5,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Putters Series 2012-4065Z (JPMorgan Chase Bank, LIQ)(a)
5,950,000	0.180	11/01/19	5,950,000
Sonoma County GO VRDN Putters Series 2011-4000 (JPMorgan Chase & Co., LIQ)(a)
16,600,000	0.200	10/25/12	16,600,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
7,860,000	0.250	07/01/31	7,860,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co., LIQ)(a)
11,185,000	0.200	08/01/44	11,185,000
West Basin Municipal Water District VRDN RB Series 2011-DB-1035 (Deutsche Bank A.G., LIQ)(a)
5,000,000	0.250	08/01/36	5,000,000

			838,290,159

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – 1.5%
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)
$ 25,000,000	0.160%	11/01/41	$ 25,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB for Nature Conservancy Project Series 2012
10,000,000	0.160	07/01/33	10,000,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (Royal Bank of Canada, LOC)
12,245,000	0.160	11/15/34	12,245,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.180	06/07/18	7,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase Bank, LIQ)(a)
8,695,000	0.180	01/01/18	8,695,000
Denver City & County GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)
7,500,000	0.280	08/01/25	7,500,000
Lower Colorado River Authority CP Series 2012 A
10,800,000	0.230	06/04/12	10,800,000
17,950,000	0.250	06/04/12	17,950,000

			99,190,000

Connecticut – 3.1%
Connecticut Housing Finance Authority Mortgage Finance Program VRDN RB Series 2011 C-1-RMKT (GO of Authority) (Barclays Bank PLC, SPA)
$ 19,795,000	0.150%	05/15/35	$ 19,795,000
Connecticut State GO Series 2011 D
27,500,000	1.500	11/01/12	27,646,124
Connecticut State GO Series 2011 E
35,545,000	1.500	11/01/12	35,733,872
Connecticut State GO VRDN Floater Certificates Series 2011-89C (Wells Fargo Bank N.A., LIQ)(a)
20,000,000	0.200	03/01/23	20,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
15,000,000	0.180	07/01/35	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank, LIQ)
5,980,000	0.200	07/01/15	5,980,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank, LIQ)(a)
11,995,000	0.180	07/01/15	11,995,000

Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (Credit Local de France, Toronto Dominion Bank, and Landesbank Hessen-Thüringen Girozentrale, LIQ)

8,000,000	0.140	07/01/29	8,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U2
9,690,000	0.150	07/01/33	9,690,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003X-2
43,975,000	0.150	07/01/37	43,975,000

			197,814,996

Delaware – 0.3%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
$ 16,475,000	0.160%	10/01/38	$ 16,475,000

District of Columbia – 0.8%
District of Columbia GO VRDN Putters Series 2012-4026 (JPMorgan Chase & Co., LIQ)(a)
$ 3,700,000	0.200%	09/28/12	$ 3,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – (continued)
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A., LOC)
$ 10,100,000	0.160%	06/01/27	$ 10,100,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank, LIQ)(a)
7,080,000	0.180	06/01/17	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank, LIQ)(a)
4,500,000	0.180	06/01/17	4,500,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank, LIQ)(a)
8,330,000	0.180	04/01/33	8,330,000
Metropolitan Washington Airports Authority CP Series 2012-2A-1
21,000,000	0.400	08/02/12	21,000,000

			54,710,000

Florida – 2.6%
City of Lakeland Energy System VRDN RB Refunding Series 2009
$ 3,800,000	0.930%	10/01/12	$ 3,803,119
Florida State Board of Education GO Series 2002 C
2,205,000	5.250	06/01/12	2,227,050
Florida State Board of Education GO VRDN Floater Certificates Series 2011-8C (Wells Fargo Bank N.A., LIQ)(a)
8,800,000	0.200	06/01/40	8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank, LIQ)
7,425,000	0.180	12/01/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank, LIQ)(a)
9,000,000	0.180	12/01/15	9,000,000
Florida State Board of Education RB Series 2002 C (NATL-RE)
4,500,000	5.000	01/01/13	4,665,284
Florida State DOT Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase Bank, LIQ)
4,100,000	0.180	01/01/13	4,100,000
Florida State GO for DOT-Right of Way Series 2002
5,190,000	5.250	07/01/12	5,262,247
Florida State GO VRDN for DOT-Right of Way Floater Certificate Series 2012-28C (Wells Fargo Bank N.A., LIQ)(a)
14,400,000	0.220	07/01/33	14,400,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank, LIQ)
18,070,000	0.180	07/01/15	18,070,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank, LIQ)
21,330,000	0.180	07/01/15	21,330,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A., LIQ)(a)
5,875,000	0.200	05/15/31	5,875,000
Highlands County Health Facilities Authority VRDN RB for Hospital Adventist Health System Series 2005 I
17,500,000	0.150	11/15/27	17,500,000
Jacksonville Electric Authority CP Series 2012 F-2
10,000,000	0.190	06/04/12	10,000,000
Jacksonville Electric Authority VRDN RB Series 2008 D (U.S. Bank N.A., SPA)
2,030,000	0.170	10/01/38	2,030,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Floater Certificates Series 2012-4C (Wells Fargo Bank N.A., LIQ)(a)
5,895,000	0.200	10/01/41	5,895,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 3-A (Royal Bank of Canada, SPA)
11,580,000	0.160	10/01/36	11,580,000
Orange County School District VRDN COPS Putters Series 2010-3785Z (NATL-RE FGIC) (JPMorgan Chase Bank, LIQ)(a)
5,000,000	0.200	02/01/15	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – (continued)
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (TD Bank N.A., LOC)
$ 10,140,000	0.140%	11/15/23	$ 10,140,000

			167,102,700

Georgia – 3.9%
Georgia State GO Series 2011 H
$ 7,005,000	0.750%	11/01/12	$ 7,020,160
Georgia State GO VRDN Floater Certificates Series 2011-134C (Wells Fargo Bank N.A., LIQ)(a)
11,555,000	0.200	11/01/31	11,555,000
Georgia State GO VRDN Floater Trust Series 2011-103W (Barclays Bank PLC, LIQ)(a)
9,435,000	0.200	07/01/19	9,435,000
Georgia State GO VRDN Putters Series 2012-4170 (JPMorgan Chase Bank, LIQ)(a)
6,900,000	0.180	01/01/17	6,900,000
Georgia State Municipal Gas Authority RB Refunding for Gas Portfolio III Series 2012 P (GO of Authority)
16,000,000	2.000	05/22/13	16,260,549
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)
3,375,000	0.280	02/01/36	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank, LIQ)
8,870,000	0.180	02/01/16	8,870,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Austin Trust Certificates Refunding for Third Indenture Series 2008-3046X (AGM) (Bank of America N.A., LIQ)
6,665,000	0.280	07/01/37	6,665,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Floater Certificates Refunding for Third Indenture Series 2012-34C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
14,995,000	0.200	07/01/40	14,995,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen C RMKT (GO of Participants) (Bayerische Landesbank, LOC)
46,550,000	0.290	03/01/20	46,550,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Subseries B RMKT (GO of Participants) (Barclays Bank PLC, LOC)
12,000,000	0.170	06/01/20	12,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A., LIQ)(a)
5,800,000	0.200	09/01/39	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Floaters Series 2011-95C (GO of University) (Wells Fargo Bank N.A., LIQ)(a)
4,865,000	0.200	09/01/41	4,865,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank, LIQ)(a)
4,795,000	0.180	03/01/17	4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B1
8,300,000	0.120	09/01/35	8,300,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
9,600,000	0.160	09/01/35	9,600,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C2 RMKT
29,125,000	0.130	09/01/24	29,125,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-3 RMKT
27,350,000	0.140	09/01/24	27,350,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4-RMKT
19,100,000	0.140	09/01/36	19,100,000

			252,560,709

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Hawaii – 0.4%
City & County of Honolulu GO Prerefunded Series 2003 A (NATL-RE)
$ 4,295,000	5.250%	03/01/13	$ 4,456,483
Hawaii State GO Refunding Series 2009 DV
11,840,000	5.000	11/01/12	12,074,604
State of Hawaii GO VRDN Putters Series 2011-4007 (JPMorgan Chase Bank, LIQ)(a)
6,665,000	0.180	12/01/19	6,665,000

			23,196,087

Illinois – 3.3%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (AGM) (JPMorgan Chase Bank, LIQ)
$ 3,115,000	0.280%	06/01/16	$ 3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co., LOC)
5,900,000	0.160	03/01/26	5,900,000
Chicago Board of Education GO VRDN Series 2012-DB-1047 (AGM-CR) (Deutsche Bank A.G., LIQ)(a)
8,665,000	0.250	12/01/41	8,665,000
Chicago Sales Tax VRDN RB Floater Certificates Series 2012-0-20 (Royal Bank of Canada, LIQ)(a)
3,330,000	0.180	01/01/38	3,330,000
Chicago Water VRDN RB Floater Series 2012-31C (Wells Fargo Bank N.A., LIQ)(a)
5,110,000	0.200	11/01/37	5,110,000
City of Chicago GO VRDN for Neighborhoods Alive 21 Series 2002 B-4 RMKT (Bank of New York Mellon, LOC)
29,740,000	0.180	01/01/37	29,740,000
City of Chicago GO VRDN Series 2003 B-1 RMKT (JPMorgan Chase Bank, SPA)
9,880,000	0.190	01/01/34	9,880,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale, SPA)
32,200,000	0.320	11/01/31	32,200,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B (JPMorgan Chase Bank N.A., SPA)
22,100,000	0.180	05/01/31	22,100,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-C (Wells Fargo Bank N.A., SPA)
13,000,000	0.200	05/01/31	13,000,000
Illinois Finance Authority CP Series 2012-08-A
25,485,000	0.190	08/02/12	25,485,000
Illinois Finance Authority VRDN RB Floater Certificates Series 2011-61C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo Bank N.A., LIQ)(a)
4,785,000	0.200	08/15/41	4,785,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A., LOC)
10,220,000	0.160	11/15/41	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.200	08/15/39	3,950,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B
12,057,000	0.150	07/01/34	12,057,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
7,100,000	0.150	07/01/39	7,100,000
Illinois Health & Educational Facilities Authority CP Series 2012
17,970,000	0.250	06/01/12	17,970,000

			214,607,000

Indiana – 4.5%
Indiana Finance Authority Hospital VRDN RB Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
$ 11,000,000	0.180%	03/01/36	$ 11,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Hospital VRDN RB for Parkview Health System Floater Certificates Series 2009-55C (GTY AGMT-Wells Fargo Bank N.A.) (Wells Fargo & Co., LIQ)(a)
$ 4,855,000	0.200%	05/01/31	$ 4,855,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E5
24,600,000	0.150	11/15/33	24,600,000
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E8
24,125,000	0.150	11/15/33	24,125,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2007 A-2 (JPMorgan Chase Bank N.A., SPA)
15,550,000	0.190	02/01/37	15,550,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2008 A-1 (JPMorgan Chase Bank N.A., SPA)
31,700,000	0.190	02/01/39	31,700,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
40,000,000	0.150	02/01/39	40,000,000
Indiana Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.180	12/01/32	17,180,000
Indiana Finance Authority VRDN RB Lease Appropriation Series 2005 A1 (JPMorgan Chase Bank, SPA)
15,400,000	0.190	02/01/35	15,400,000
Indiana Health & Educational Facilities Financing Authority VRDN RB for Ascension Health Services ROCS-RR-II R-11160 Series 2007 (Citibank N.A., LIQ)
13,785,000	0.180	11/15/14	13,785,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Services Series 2003 E-6 RMKT
13,000,000	0.150	11/15/39	13,000,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
56,060,000	0.150	11/01/27	56,060,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co., LIQ)(a)
22,600,000	0.200	06/01/38	22,600,000

			289,855,000

Kansas – 0.3%
Kansas Development Finance Authority VRDN RB for Sisters Leavenworth Putters Series 2012-4153 (JPMorgan Chase Bank, LIQ)(a)
$ 10,885,000	0.180%	01/01/18	$ 10,885,000
Wyandotte County-Kansas City Unified Government GO for Municipal Temporary Notes Series 2012 I
11,000,000	0.240	03/01/13	11,000,000

			21,885,000

Kentucky – 0.3%
Kentucky Economic Development Finance Authority VRDN RB for Baptist Healthcare System Obligated Group Spears Series 2012-1068 (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$ 17,700,000	0.250%	08/15/46	$ 17,700,000

Louisiana – 2.0%
Saint James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (GTY AGMT-Nucor Corp.)
$ 94,100,000	0.180%	11/01/40	$ 94,100,000
Saint James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (GTY AGMT-Nucor Corp.)
34,000,000	0.180	11/01/40	34,000,000

			128,100,000

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank, LIQ)(a)
$ 6,955,000	0.180%	01/01/17	$ 6,955,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Maryland – 1.5%
Maryland Health & Higher Educational Facilities Authority VRDN RB for Ascension Health Floater Certificates Series 2012-0-29 (Royal Bank of Canada, LIQ)(a)
$ 5,000,000	0.180%	11/15/51	$ 5,000,000
Maryland Health & Higher Educational Facilities Authority VRDN RB for John Hopkins University Series 2008 B
19,915,000	0.140	07/01/27	19,915,000
Maryland State GO VRDN for State & Local Facilities Loan Putters Series 2012-4125 (JPMorgan Chase & Co., LIQ)(a)
5,920,000	0.180	03/15/18	5,920,000
Maryland State Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
43,600,000	0.190	03/01/30	43,600,000
Montgomery County CP Series 2012-10-A
10,000,000	0.230	07/05/12	10,000,000
Washington Suburban Sanitation District GO VRDN Floater Certificates Series 2011-129C (Wells Fargo & Co., LIQ)(a)
9,155,000	0.200	06/01/31	9,155,000

			93,590,000

Massachusetts – 4.3%
City of Quincy GO BANS Series 2012
$ 10,000,000	2.000%	01/25/13	$ 10,110,173
Commonwealth of Massachusetts GO Series 2002 D
9,520,000	5.375	08/01/12	9,601,075
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.280	07/01/28	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank, LIQ)
13,315,000	0.180	01/01/27	13,315,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Floaters Certificates Series 2010-56C (Wells Fargo Bank N.A., LIQ)(a)
9,445,000	0.200	10/15/40	9,445,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank, LOC)(a)
4,000,000	0.180	02/01/34	4,000,000
Massachusetts GO Series 2002 C (AGM) (GO of Commonwealth)
7,475,000	5.500	11/01/12	7,639,095
Massachusetts GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.280	08/01/38	9,500,000
Massachusetts GO VRDN Floater Certificates Series 2012 E-32 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
20,000,000	0.160	09/01/13	20,000,000
Massachusetts GO VRDN Floater Trust Series 2011-101W (AGM) (Barclays Bank PLC, LIQ)(a)
5,870,000	0.170	03/01/18	5,870,000
Massachusetts GO VRDN Series 2010 A
11,300,000	0.560	02/01/13	11,311,165
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)
3,040,000	0.180	10/01/15	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.180	10/01/15	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
34,200,000	0.120	07/01/35	34,200,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.380	12/01/37	1,000,000
Massachusetts School Building Authority VRDN RB Putters Series 2007-2286 (AMBAC) (Deutsche Bank A.G., LIQ)
15,410,000	0.220	08/15/15	15,410,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Water Resources Authority CP Series 2012
$ 87,000,000	0.350%	06/04/12	$ 87,000,000
Massachusetts Water Resources Authority VRDN RB Putters Series 2012-4176 (NATL-RE) (GO of Authority) (JPMorgan Chase Bank, LIQ)(a)
5,785,000	0.190	02/01/16	5,785,000
University of Massachusetts Building Authority Facilities VRDN RB Series 2008 A (Commonwealth GTD) (Bank of America N.A., SPA)
17,925,000	0.250	05/01/38	17,925,000

			275,541,508

Michigan – 0.6%
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2011-111C (Wells Fargo Bank N.A., LIQ)(a)
$ 2,445,000	0.200%	12/01/39	$ 2,445,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.180	06/01/20	5,000,000
Michigan Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank, LIQ)(a)
6,660,000	0.260	08/01/30	6,660,000
Michigan Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank, LIQ)
9,595,000	0.260	12/01/14	9,595,000
Regents of the University of Michigan VRDN RB Series 2012 A
6,200,000	0.140	04/01/36	6,200,000
University of Michigan VRDN RB for Hospital Series 2007 B
10,000,000	0.160	12/01/37	10,000,000

			39,900,000

Minnesota – 0.8%
City of Rochester CP Series 2012
$ 8,500,000	0.220%	09/13/12	$ 8,500,000
Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
10,500,000	0.170	12/01/40	10,500,000
Minnesota State GO VRDN Floater Certificates Series 2011-110C (Wells Fargo Bank N.A., LIQ)(a)
9,410,000	0.200	10/01/30	9,410,000
Minnesota State GO VRDN Putters Series 2010-3844 (JPMorgan Chase Bank, LIQ)(a)
3,400,000	0.180	08/01/18	3,400,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
10,400,000	0.180	12/01/26	10,400,000
Saint Cloud Health Care VRDN RB Refunding for Cenracare Health Series 2009 A (U.S. Bank N.A., LOC)
4,800,000	0.150	05/01/42	4,800,000
State of Minnesota GO Series 2009 H
3,545,000	5.000	11/01/12	3,615,826

			50,625,826

Mississippi – 1.4%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Series 1993
$ 7,200,000	0.160%	06/01/23	$ 7,200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT-Chevron Corp.)
9,600,000	0.160	12/01/30	9,600,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT-Chevron Corp.)
15,000,000	0.160	12/01/30	15,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 D (GTY AGMT-Chevron Corp.)
35,000,000	0.180	12/01/30	35,000,000
Mississippi State Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT-Chevron Corp.)
6,400,000	0.180	11/01/35	6,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi State GO VRDN Floater Certificates Series 2011-117C (Wells Fargo Bank N.A., LIQ)(a)
$ 15,395,000	0.200%	10/01/36	$ 15,395,000

			88,595,000

Missouri – 1.5%
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Bank of America N.A., SPA)
$ 39,860,000	0.250%	06/01/37	$ 39,860,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-1 RMKT
10,000,000	0.150	11/15/39	10,000,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-2 RMKT
20,335,000	0.150	11/15/39	20,335,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2005 B (U.S. Bank N.A., SPA)
12,700,000	0.180	05/15/34	12,700,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A., LOC)
1,925,000	0.200	06/01/33	1,925,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank, LIQ)(a)
11,395,000	0.180	03/15/16	11,395,000

			96,215,000

Nebraska – 0.3%
Omaha Public Power District VRDN RB Floaters Series 2008-2795 (Wells Fargo Bank N.A., LIQ)
$ 10,039,500	0.220%	02/01/46	$ 10,039,500
Omaha Public Power District VRDN RB Spears Series 2011-DB-1045 (Deutsche Bank A.G., LIQ)(a)
9,510,000	0.250	02/01/36	9,510,000

			19,549,500

Nevada – 0.5%
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank, LIQ)(a)
$ 6,080,000	0.180%	07/01/16	$ 6,080,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank, LIQ)(a)
6,305,000	0.180	01/01/17	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank, LIQ)(a)
7,000,000	0.180	01/01/17	7,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2010-3725 (JPMorgan Chase Bank, LIQ)(a)
4,690,000	0.180	02/01/16	4,690,000
Nevada State GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank, LIQ)(a)
8,450,000	0.180	06/01/16	8,450,000

			32,525,000

New Jersey – 1.4%
New Jersey Turnpike Authority VRDN RB Series 1991 D (NATL-RE FGIC) (Societe Generale, LOC)
$ 15,000,000	0.800%	01/01/18	$ 15,000,000
State of New Jersey TRANS Series 2011 C
73,000,000	2.000	06/21/12	73,069,756

			88,069,756

New Mexico – 0.2%
University of New Mexico VRDN RB Putters Series 2008-2533 (AGM) (Deutsche Bank A.G., LIQ)
$ 9,990,000	0.220%	06/01/15	$ 9,990,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – 11.5%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A., LIQ)
$ 2,130,000	0.380%	05/01/28	$ 2,130,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank, LOC and Landesbank Baden-Wurttemberg, LOC)
45,100,000	0.290	05/01/33	45,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B-RMKT (WestLB AG, LOC)
25,200,000	0.240	05/01/33	25,200,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2A (WestLB AG, LOC)
27,500,000	0.260	05/01/33	27,500,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC AGM-CR MBIA) (Citibank N.A., LIQ)
11,100,000	0.200	11/15/36	11,100,000
Monroe County Industrial Development Corp. VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A., LIQ) (GTY AGMT-Wells Fargo Bank N.A.)(a)
2,760,000	0.200	07/01/41	2,760,000
New York City GO VRDN Putters Series 2008-2950 (JPMorgan Chase Bank, LIQ)(a)
6,115,000	0.180	06/01/14	6,115,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase Bank, LIQ)
4,465,000	0.180	10/01/13	4,465,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase Bank, LIQ)(a)
6,660,000	0.180	08/15/20	6,660,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase Bank, LIQ)(a)
8,495,000	0.180	05/15/17	8,495,000
New York City GO VRDN Series 1995 F-4 (Landesbank Hessen-Thuringen, LOC)
12,200,000	0.240	02/15/20	12,200,000
New York City GO VRDN Series 2002 C Subseries C-3A RMKT (Bank of Nova Scotia, LIQ)
30,000,000	0.140	08/01/20	30,000,000
New York City GO VRDN Trust Certificates Series 2011 O-3 (Royal Bank of Canada, LIQ)(a)
3,000,000	0.140	10/01/26	3,000,000
New York City Housing Development Corp. MF Hsg VRDN RB for 90 Washington Street Series 2005 A (FNMA, LIQ)
30,000,000	0.160	02/15/35	30,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA, LIQ)
65,600,000	0.170	04/15/36	65,600,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA, LIQ)
27,700,000	0.170	03/15/36	27,700,000
New York City Housing Development Corp. MF Mtge. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA, LIQ)
16,700,000	0.170	10/15/41	16,700,000
New York City Municipal Water Finance Authority & Sewer System VRDN RB Floater Certificates Series 2011-0-2 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.140	06/15/31	5,000,000
New York City Municipal Water Finance Authority CP Series 2012-1
5,500,000	0.170	06/01/12	5,500,000
New York City Municipal Water Finance Authority Water & Sewer Municipal Trust Receipts VRDN RB Floater Trust Series 2010-29W (Barclays Bank PLC, LIQ)(a)
10,000,000	0.170	06/15/39	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A., LIQ)
5,000,000	0.280	06/15/31	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A., LIQ)
$ 7,045,000	0.180%	06/15/36	$ 7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3000 (JPMorgan Chase Bank, LIQ)
5,440,000	0.180	12/15/13	5,440,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase Bank, LIQ)
7,845,000	0.180	06/15/16	7,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Floater Certificates Series 2011-13C (Wells Fargo Bank N.A., LIQ)(a)
4,845,000	0.200	06/15/43	4,845,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-133C (Wells Fargo Bank N.A., LIQ)(a)
8,330,000	0.200	11/01/38	8,330,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Certificates Series 2011-21C (Wells Fargo Bank N.A., LIQ)(a)
2,800,000	0.200	02/01/35	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floater Trust Series 2012-6WX (Barclays Bank PLC, LIQ)(a)
10,760,000	0.180	02/01/42	10,760,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2011-3857 (JP Morgan Chase Bank, LIQ)(a)
2,500,000	0.180	11/01/18	2,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg, SPA)
2,800,000	0.250	02/01/31	2,800,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg, SPA)
55,195,000	0.250	11/01/22	55,195,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002-A-3B (Bank of Tokyo Mitsubishi UFJ, LOC)
12,000,000	0.150	11/01/29	12,000,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A., LIQ)(a)
4,000,000	0.210	01/15/29	4,000,000
New York City Transitional Financial Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
3,170,000	0.280	11/01/27	3,170,000
New York City Trust for Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A., LIQ)(a)
8,995,000	0.280	04/01/28	8,995,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
4,440,000	0.170	10/01/36	4,440,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank, LIQ)(a)
3,200,000	0.190	01/01/37	3,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floater Certificates Series 2011-3C (Wells Fargo Bank N.A., LIQ)(a)
9,740,000	0.200	07/01/40	9,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank, LIQ)(a)
5,110,000	0.180	07/01/30	5,110,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,670,000	0.180	07/01/32	7,670,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.210	03/15/36	11,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank, LIQ)(a)
6,660,000	0.180	03/15/15	6,660,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank, LIQ)(a)
$ 5,000,000	0.180%	09/15/16	$ 5,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A., LIQ)
8,920,000	0.210	04/01/15	8,920,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A., LOC)
16,635,000	0.140	07/01/28	16,635,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank, LIQ)(a)
8,220,000	0.180	01/01/30	8,220,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada, LOC)
3,355,000	0.150	02/15/31	3,355,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank, LIQ)(a)
8,600,000	0.180	03/15/14	8,600,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank, LIQ)(a)
6,435,000	0.180	03/15/17	6,435,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
6,245,000	0.180	12/15/15	6,245,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)
34,300,000	0.170	05/15/34	34,300,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
28,900,000	0.170	11/15/36	28,900,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
28,625,000	0.150	05/15/39	28,625,000
New York State Liberty Development Corp. VRDN RB for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
9,925,000	0.250	11/15/51	9,925,000
New York State Thruway Authority VRDN RB Floater Trust Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC, LIQ)(a)
20,625,000	0.170	04/01/17	20,625,000
New York State Thruway Authority VRDN RB Second General Highway and Bridge Trust Fund Putters Series 2012-4089 (JPMorgan Chase Bank N.A., LIQ)(a)
3,220,000	0.200	04/01/13	3,220,000
New York State Thruway Authority VRDN RB Second Generation Highway and Bridge Trust Fund Putters Series 2012-4154 (JPMorgan Chase Bank N.A., LIQ)(a)
7,500,000	0.180	04/01/20	7,500,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1184 (GO of Authority) (Bank of America N.A., LIQ)
5,000,000	0.280	11/15/33	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (GO of Authority) (Landesbank Baden-Wurttemberg, SPA)
8,505,000	0.270	01/01/32	8,505,000

			743,840,000

North Carolina – 2.3%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank, LIQ)(a)
$ 5,950,000	0.180%	07/01/16	$ 5,950,000
Durham GO VRDN Public Improvement Series 1993 (Wells Fargo Bank N.A., SPA)
3,375,000	0.200	02/01/13	3,375,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 A
19,240,000	0.160	01/01/20	19,240,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle 7 Series 2005-0060 Class A (Citibank N.A., LIQ)
$ 15,600,000	0.180%	10/01/41	$ 15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0015 Class A (Citibank N.A., LIQ)
10,890,000	0.180	07/01/42	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Eagle Series 2007-0016 Class A (Citibank N.A., LIQ)
16,060,000	0.180	10/01/44	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank, LIQ)(a)
11,000,000	0.180	10/01/16	11,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.200	06/01/42	2,000,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A
6,500,000	0.160	10/01/35	6,500,000
Raleigh Comb Enterprise System VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A., LIQ)
19,325,000	0.180	03/01/14	19,325,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A., LOC)
10,300,000	0.190	05/01/36	10,300,000
State of North Carolina GO Series 2004 A
4,000,000	5.250	03/01/13	4,151,060
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
15,345,000	0.180	12/01/34	15,345,000
University of North Carolina at Chapel Hill VRDN RB Floater Certificates Series 2005-3014 Class 2012-0-24 (Royal Bank of Canada, LIQ)(a)
11,380,000	0.180	03/03/15	11,380,000

			151,116,060

North Dakota – 1.0%
County of Mercer CP Series 2012-09-1
$ 64,925,000	0.230%	07/02/12	$ 64,925,000

Ohio – 4.1%
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Putters Series 2010-3692Z (JPMorgan Chase Bank, LIQ)(a)
$ 4,620,000	0.180%	12/01/17	$ 4,620,000
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Series 2012-B
15,000,000	0.150	05/01/36	15,000,000
Columbus GO VRDN for Sanitation Sewer System Series 2006-1
12,380,000	0.170	12/01/26	12,380,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank, LIQ)
4,360,000	0.180	09/01/15	4,360,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase Bank, LIQ)
4,405,000	0.180	12/01/15	4,405,000
County of Montgomery VRDN RB for Catholic Health Series 2008 C-2 (U.S. Bank N.A., SPA)
15,000,000	0.170	10/01/41	15,000,000
Franklin County Hospital VRDN RB For Ohio Health Corp. Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.250	11/15/41	11,330,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children's Hospital Project Putters Series 2012-4152 (JPMorgan Chase Bank, LIQ)(a)
4,400,000	0.180	05/01/20	4,400,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children's Hospital Project Series 2008 B
19,350,000	0.160	11/01/40	19,350,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Franklin County Hospital VRDN RB Refunding for Nationwide Children's Hospital Series 2008 D (PNC Bank N.A., SPA)
$ 18,120,000	0.150%	11/01/33	$ 18,120,000
Ohio State GO Series 2011 B
10,310,000	2.500	09/15/12	10,377,004
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B
5,600,000	0.160	08/01/21	5,600,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
51,580,000	0.140	08/01/17	51,580,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A
13,800,000	0.140	02/01/23	13,800,000
Ohio State GO VRDN Series 2006 C
19,685,000	0.160	06/15/26	19,685,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floater Certificates Series 2008-59C (Wells Fargo & Co., LIQ)(a)
19,800,000	0.200	01/01/33	19,800,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase Bank, LIQ)(a)
6,745,000	0.180	01/01/17	6,745,000
Ohio State Hospital Facility VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase Bank, LIQ)(a)
7,100,000	0.180	01/01/17	7,100,000
Ohio State University General Receipts VRDN RB Series 2008 B
15,500,000	0.160	12/01/28	15,500,000
Ohio State Water Development Authority RB Series 2004
7,425,000	5.000	12/01/12	7,601,821

			266,753,825

Oklahoma – 0.3%
Oklahoma State Turnpike Authority RB Refunding Series 2011 A
$ 7,000,000	2.000%	01/01/13	$ 7,070,934
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 B Convertible (Royal Bank of Canada, SPA)
10,000,000	0.170	01/01/28	10,000,000

			17,070,934

Oregon – 1.1%
Oregon State GO VRDN for Veterans Welfare Series 2004-83-RMKT (The Bank of Tokyo-Mitsubishi UFJ, SPA)
$ 5,000,000	0.180%	12/01/39	$ 5,000,000
Oregon State GO VRDN for Veterans Welfare Series 2008-90B-RMKT (The Bank of Tokyo-Mitsubishi UFJ, SPA)
21,600,000	0.180	12/01/45	21,600,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank, SPA)
41,900,000	0.240	12/01/19	41,900,000
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A., SPA)
4,100,000	0.290	12/01/24	4,100,000

			72,600,000

Pennsylvania – 0.9%
Allegheny County Hospital Development Authority VRDN RB for University Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
$ 7,000,000	0.180%	04/25/14	$ 7,000,000
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2010 E-13 (Royal Bank of Canada, LIQ)(a)
7,220,000	0.180	05/01/30	7,220,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A., SPA)
22,115,000	0.270	05/15/38	22,115,000
Pennsylvania State Turnpike Commission VRDN RB Floater Certificates Series 2011 E-22 (Royal Bank of Canada, LOC) (Royal Bank of Canada, LIQ)(a)
18,500,000	0.180	12/01/38	18,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
$ 1,000,000	0.690%	06/01/13	$ 1,000,000
University of Pittsburgh VRDN RB Floater Series 2009-38C (GO of University) (Wells Fargo & Co., LIQ)(a)
4,000,000	0.200	09/15/35	4,000,000

			59,835,000

Puerto Rico – 1.1%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2009-10B Reg D (Barclays Bank PLC, LIQ)(a)
$ 7,950,000	0.290%	08/01/57	$ 7,950,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floater Trust Series 2010-65W (Barclays Bank PLC, LIQ)(a)
11,255,000	0.290	08/01/57	11,255,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Putters Trust Series 2012-4138Z (JPMorgan Chase & Co., LIQ)(a)
5,175,000	0.180	08/01/19	5,175,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A., LIQ)(a)
4,600,000	0.200	02/01/48	4,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A., LIQ)(a)
17,735,000	0.200	02/01/48	17,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB SPEARS Series 2011-DB-1041 (Deutsche Bank A.G., LIQ)(a)
23,670,000	0.250	08/01/40	23,670,000

			70,385,000

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank, LIQ)(a)
$ 16,460,000	0.180%	09/01/15	$ 16,460,000

South Carolina – 0.3%
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
$ 3,000,000	0.200%	02/01/40	$ 3,000,000
Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-43W (Barclays Bank PLC, LIQ)(a)
3,750,000	0.200	02/01/40	3,750,000
South Carolina Public Services Authority VRDN RB Floater Series 2011-0-9 (Royal Bank of Canada, LIQ)(a)
10,300,000	0.180	07/01/18	10,300,000

			17,050,000

Tennessee – 1.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board CP Series 2012 A
$ 10,000,000	0.150%	06/08/12	$ 10,000,000
Rutherford County Health & Educational Facilities Board Municipal Trust Receipts VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.200	11/15/40	2,000,000
State of Tennessee GO Refunding Series 2004 C
10,570,000	5.000	09/01/12	10,696,656
Tennessee State School Bond Authority CP Series 2012-97-A
25,000,000	0.210	06/01/12	25,000,000
25,000,000	0.210	07/02/12	25,000,000

			72,696,656

Texas – 12.5%
Austin ISD CP Series 2012 A
$ 40,000,000	0.350%	06/05/12	$ 40,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Board of Regents of the University of Texas System RB Refunding for Financing System Series 2002 B
$ 5,000,000	5.250%	08/15/12	$ 5,051,534
Board of Regents of the University of Texas System VRDN RB for Financing System Series 2008 B (University of Texas Investment Management, LIQ)
20,000,000	0.130	08/01/25	20,000,000
40,000,000	0.130	08/01/32	40,000,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
19,200,000	0.190	11/15/29	19,200,000
City of Houston CP Series 2012 H-1
10,000,000	0.250	06/04/12	10,000,000
18,000,000	0.190	06/05/12	18,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank, LIQ)
6,495,000	0.180	02/15/14	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank, LIQ)
4,995,000	0.180	02/15/15	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank, LIQ)(a)
5,360,000	0.200	06/01/15	5,360,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008-53C (PSF-GTD) (Wells Fargo & Co., LIQ)(a)
26,770,000	0.200	08/15/48	26,770,000
Fort Bend ISD GO VRDN Floater Series 2008-25C-1 3C7 (PSF-GTD) (Wells Fargo & Co., LIQ)
9,905,000	0.200	08/15/34	9,905,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co., LIQ)
14,555,000	0.200	08/15/40	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)
10,135,000	0.170	02/15/37	10,135,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3463 (JPMorgan Chase Bank, LIQ)(a)
4,995,000	0.180	04/01/21	4,995,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank, LIQ)(a)
4,995,000	0.180	04/01/33	4,995,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Children's Hospital Series 2008-2 (Wells Fargo Bank N.A., SPA)
7,500,000	0.200	10/01/41	7,500,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank, LIQ)(a)
6,845,000	0.180	02/15/17	6,845,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Eagle Series 2007-0077 Class A (Citibank N.A., LIQ)
13,860,000	0.180	05/15/47	13,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2010 B
10,465,000	0.120	05/15/48	10,465,000
Houston Utility System Municipal Products, Inc. Trust VRDN RB Floater Certificates Series 2010 E-14 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
25,000,000	0.180	05/15/34	25,000,000
Houston Water & Sewer System SPEARS Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G., LIQ)
2,890,000	0.240	12/01/28	2,890,000
Keller ISD GO VRDN for School Building Floater Certificates Series 2011-55C (PSF-GTD) (Wells Fargo Bank N.A., LIQ)(a)
5,640,000	0.200	08/15/32	5,640,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase Bank, LIQ)
5,815,000	0.180	05/15/13	5,815,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Lower Colorado River Authority VRDN RB Refunding for LCRA Transmission Services Corp. Floater Series 2011-112C (Wells Fargo Bank N.A., LIQ)(a)
$ 6,800,000	0.200%	05/15/41	$ 6,800,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank, LIQ)(a)
20,000,000	0.180	02/15/33	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Series 2007-0101 (U.S. Bank N.A., LOC) (U.S. Bank N.A., LIQ)(a)
5,130,000	0.160	08/01/37	5,130,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank, LIQ)
8,995,000	0.180	08/01/15	8,995,000
Pasadena ISD GO VRDN Floater Trust Series 2011-110B (PSF-GTD) (Barclays Bank PLC, LIQ)(a)
4,070,000	0.200	02/15/26	4,070,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 B
34,500,000	0.180	12/01/39	34,500,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
37,500,000	0.180	12/01/39	37,500,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
14,425,000	0.190	04/01/40	14,425,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
23,500,000	0.190	04/01/40	23,500,000
Port of Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
62,200,000	0.180	04/01/40	62,200,000
Port of Port Arthur Navigation District of Jefferson County, Texas VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
23,800,000	0.180	11/01/40	23,800,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank, LIQ)
9,995,000	0.180	02/01/16	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank, LIQ)(a)
9,015,000	0.180	02/01/17	9,015,000
State of Texas GO VRDN Series 2005 B (Royal Bank of Canada, SPA)
7,150,000	0.190	04/01/30	7,150,000
State of Texas TRANS Series 2011 A
135,000,000	2.500	08/30/12	135,746,436
Tarrant County, Texas Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 B
14,615,000	0.160	12/01/39	14,615,000
Texas A & M University Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.200	05/15/39	2,500,000
Texas A & M University System Board of Regents VRDN RB Putters Series 2012-4192 (JPMorgan Chase Bank, LIQ)(a)
11,130,000	0.180	07/01/15	11,130,000
Texas A&M University VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A., LIQ)(a)
5,555,000	0.200	07/01/34	5,555,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank, LIQ)
6,635,000	0.180	04/01/15	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank, LIQ)
14,395,000	0.180	04/01/15	14,395,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo & Co., LIQ)(a)
7,710,000	0.200	02/15/34	7,710,000
University of Texas CP Series 2012
19,498,000	0.220	06/06/12	19,498,000

			803,335,970

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Utah – 1.1%
City of Riverton Hospital VRDN RB Spears Series 2012-1063X (Deutsche Bank A.G., LIQ)(a)
$ 13,700,000	0.230%	08/15/41	$ 13,700,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
39,350,000	0.190	05/15/35	39,350,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
15,000,000	0.160	05/15/35	15,000,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)
5,000,000	0.280	06/15/36	5,000,000

			73,050,000

Virginia – 1.3%
Fairfax County GO VRDN Floater Trust Series 2011-104W (State Aid Withholding) (Barclays Bank PLC, LIQ)(a)
$ 10,060,000	0.200%	10/01/17	$ 10,060,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E
30,785,000	0.140	02/15/38	30,785,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F
12,600,000	0.140	02/15/38	12,600,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2009 B
6,000,000	0.140	10/01/39	6,000,000
Montgomery County IDA VRDN RB for Technology Foundation Series 2009 A Convertible (Bank of NY Mellon, SPA)
11,380,000	0.200	02/01/39	11,380,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2006 (Wells Fargo Bank N.A., SPA)
3,600,000	0.230	11/01/36	3,600,000
Virginia State GO VRDN Putters Series 2012-4195 (JPMorgan Chase Bank, LIQ)(a)
9,900,000	0.180	12/01/15	9,900,000

			84,325,000

Washington – 3.1%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo & Co., LIQ)
$ 5,505,000	0.200%	11/01/32	$ 5,505,000
Energy Northwest Electric VRDN RB Refunding for Columbia Station Putters Series 2007-2301 (JPMorgan Chase Bank, LIQ)
7,995,000	0.180	07/01/14	7,995,000
King County Municipal Trust Receipts GO VRDN Floater Trust Series 2009 1W Reg D (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.200	01/01/39	7,500,000
King County Municipal Trust Receipts VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.200	01/01/33	2,500,000
King County Sewer VRDN RB Floater Certificates Series 2008-46C (Wells Fargo & Co., LIQ)
9,940,000	0.200	01/01/40	9,940,000
King County Sewer VRDN RB Putters Series 2011-3941 (JPMorgan Chase Bank, LIQ)(a)
6,840,000	0.180	01/01/19	6,840,000
King County Sewer VRDN RB Putters Series 2012-4173 (AGM) (JPMorgan Chase Bank, LIQ)(a)
8,230,000	0.180	01/01/15	8,230,000
King County Washington GO VRDN Series 2009 A (Bank of America N.A., SPA)
46,100,000	0.230	06/01/29	46,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
University of Washington VRDN RB Floater Series 2012-1W (Barclays Bank PLC, LIQ)(a)
$ 3,700,000	0.200%	07/01/33	$ 3,700,000
University of Washington VRDN RB Floater Series 2012-7WX (Barclays Bank PLC, LIQ)(a)
5,465,000	0.200	07/01/41	5,465,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase Bank, LIQ)
4,500,000	0.180	01/01/16	4,500,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank, LIQ)(a)
10,000,000	0.180	02/01/17	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.180	07/01/16	2,250,000
Washington State GO VRDN Spears Series 2007-DB-388 (Deutsche Bank A.G., LIQ) (GTY-AGMT-Deutsche Bank A.G.)
6,810,000	0.240	06/01/27	6,810,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A., LIQ)
30,060,000	0.240	10/01/35	30,060,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank, LIQ)(a)
13,050,000	0.330	11/01/24	13,050,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth ROCS RR-II R-11723 Series 2009 (Citibank N.A., LIQ)(a)
7,315,000	0.330	11/01/16	7,315,000
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009-51C (Wells Fargo & Co., LIQ)(a)
10,990,000	0.200	10/01/38	10,990,000
Washington State Higher Education Facilities Authority VRDN RB Refunding for Seattle Pacific University Series 2008 (U.S. Bank N.A., LOC)
10,600,000	0.170	10/01/30	10,600,000

			199,350,000

Wisconsin – 1.8%
Wisconsin Health & Educational Facilities Authority CP Series 2012
$ 5,770,000	0.250%	06/01/12	$ 5,770,000
27,475,000	0.250	07/02/12	27,475,000
42,375,000	0.370	08/02/12	42,375,000
Wisconsin State GO VRDN Floater Certificates Series 2011-14C (Wells Fargo Bank N.A., LIQ)(a)
10,675,000	0.200	05/01/31	10,675,000
Wisconsin State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Children's Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.200	08/15/37	2,940,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co., LIQ)(a)
9,815,000	0.200	08/15/37	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.190	08/01/36	20,000,000

			119,050,000

TOTAL INVESTMENTS – 99.9%			$ 6,441,806,686

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			9,471,693

NET ASSETS – 100.0%			$ 6,451,278,379

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2012, these securities amounted to $1,463,710,000 or approximately 22.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— International Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
MF Mtge	— Multi-Family Mortgage
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – 99.7%
United States Treasury Bills
$ 14,100,000	0.075%	06/07/12	$ 14,099,812
6,000,000,000	0.075	06/07/12	5,999,925,000
1,280,000,000	0.095	06/14/12	1,279,956,089
100,000,000	0.094	06/21/12	99,996,111
500,000,000	0.094	06/21/12	499,972,917
1,000,000,000	0.094	06/21/12	999,947,222
3,500,000,000	0.060	06/28/12	3,499,842,500
500,000,000	0.100	08/09/12	499,904,167
129,000,000	0.100	08/23/12	128,970,258
United States Treasury Notes
1,967,000,000	1.875	06/15/12	1,968,336,421
815,000,000	0.625	06/30/12	815,325,386
569,000,000	4.875	06/30/12	571,137,669
6,229,000,000	1.500	07/15/12	6,239,510,497
837,000,000	0.625	07/31/12	837,716,693
102,000,000	4.625	07/31/12	102,758,885
322,300,000	1.750	08/15/12	323,385,452
66,000,000	4.375	08/15/12	66,578,306
347,000,000	0.375	08/31/12	347,216,399
130,000,000	1.375	09/15/12	130,469,247
52,500,000	4.250	09/30/12	53,210,309
399,000,000	1.375	11/15/12	401,180,948
549,000,000	4.000	11/15/12	558,565,918
429,000,000	3.375	11/30/12	435,845,894
275,000,000	1.125	12/15/12	276,419,421
128,000,000	0.625	12/31/12	128,344,155
175,000,000	1.375	01/15/13	176,327,982
100,000,000	0.625	01/31/13	100,308,793
150,000,000	2.875	01/31/13	152,675,060
249,500,000	1.375	02/15/13	251,649,138
160,000,000	0.625	02/28/13	160,562,341
228,000,000	2.500	03/31/13	232,350,963
168,000,000	3.125	04/30/13	172,470,992

TOTAL INVESTMENTS – 99.7%			$27,524,960,945

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			79,270,635

NET ASSETS – 100.0%			$27,604,231,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 31.0%
United States Treasury Notes
$ 184,000,000	0.625%		06/30/12	$ 184,069,832
432,000,000	4.875		06/30/12	433,623,717
350,000,000	0.625		07/31/12	350,300,215
260,400,000	1.750		08/15/12	261,276,576
173,500,000	4.375		08/15/12	175,005,270
132,000,000	1.375		09/15/12	132,476,467
52,500,000	4.250		09/30/12	53,210,309
105,000,000	1.375		11/15/12	105,569,618
47,000,000	3.375		11/30/12	47,749,890
268,000,000	1.125		12/15/12	269,383,324
70,000,000	0.625		12/31/12	70,188,208
100,000,000	1.375		01/15/13	100,759,051
50,000,000	0.625		01/31/13	50,154,397
200,000,000	2.875		01/31/13	203,566,747
220,000,000	1.375		02/15/13	221,889,913
75,000,000	0.625		02/28/13	75,263,597
37,000,000	2.750		02/28/13	37,698,616
89,000,000	2.500		03/31/13	90,698,402
127,000,000	3.125		04/30/13	130,380,314
150,000,000	1.125		06/15/13	151,381,053

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENTS				$3,144,645,516

Repurchase Agreements(a)(b) – 73.7%
Bank of Nova Scotia (The)
$ 250,000,000	0.140%		06/01/12	$ 250,000,000
Maturity Value: $250,092,362
Settlement Date: 02/27/12

Collateralized by U.S. Treasury Bills, 0.000%, due 09/20/12 to 11/08/12, U.S. Treasury Bonds, 4.250% to 6.375%, due 08/15/27 to 11/15/40, U.S. Treasury Notes, 0.125% to 4.875%, due 06/30/12 to 02/15/22, U.S. Treasury Inflation-Indexed Bonds, 2.125% to 2.375%, due 01/15/25 to 02/15/41 and U.S. Treasury Inflation-Indexed Notes, 1.375% to 3.000%, due 07/15/12 to 01/15/20. The aggregate market value of the collateral, including accrued interest, was $255,094,295.

500,000,000	0.180	(c)	08/31/12	500,000,000
Maturity Value: $500,227,500

Barclays Capital, Inc.
500,000,000	0.130		06/01/12	500,000,000
Maturity Value: $500,166,111
Settlement Date: 03/01/12

Collateralized by U.S. Treasury Bond, 4.375%, due 02/15/38, U.S. Treasury Notes, 1.750% to 4.625%, due 07/31/15 to 07/31/18, and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/16 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $513,489,497.

BNP Paribas Securities Corp.
300,000,000	0.210	(d)	06/12/12	300,000,000
Maturity Value: $300,131,249
Settlement Date: 03/29/12

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 3.375% to 3.625%, due 04/15/28 to 04/15/32, U.S. Treasury Inflation-Indexed Note, 2.000%, due 07/15/14 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The aggregate market value of the collateral, including accrued interest, was $306,000,018.

400,000,000	0.210	(d)	06/19/12	400,000,000
Maturity Value: $400,174,999
Settlement Date: 04/05/12

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(a)(b) – (continued)

Collateralized by U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, U.S. Treasury Inflation-Indexed Notes, 0.500% to 2.000%, due 01/15/14 to 04/15/15 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/27. The aggregate market value of the collateral, including accrued interest, was $408,000,170.

$ 600,000,000	0.140%	07/02/12	$ 600,000,000
Maturity Value: $600,287,001
Settlement Date: 03/01/12

Collateralized by U.S. Treasury Bond, 6.250%, due 05/15/30, and U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $612,000,097.

BNYMellon Investments
335,000,000	0.200	06/01/12	335,000,000
Maturity Value: $335,001,861
Collateralized U.S. Treasury Bond, 3.125%, due 11/15/41. The market value of the collateral, including accrued interest, was $342,489,270.

Credit Agricole Corporate and Investment Bank
1,900,000,000	0.190	06/01/12	1,900,000,000
Maturity Value: $1,900,010,028

Collateralized U.S. Treasury Bond, 4.500%, due 05/15/38 and U.S. Treasury Notes, 0.125% to 4.250%, due 08/15/13 to 01/31/14. The aggregate market value of the collateral, including accrued interest, was $1,938,000,004.

750,000,000	0.150	06/15/12	750,000,000
Maturity Value: $750,293,752
Settlement Date: 03/13/12

Collateralized by U.S. Treasury Bill, 0.000%, due 10/18/12, U.S. Treasury Bonds, 3.125% to 6.125%, due 11/15/27 to 11/15/41, U.S. Treasury Notes, 0.750% to 4.750%, due 12/15/12 to 06/30/18, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/25 to 02/15/42 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 07/15/13 to 01/15/22. The aggregate market value of the collateral, including accrued interest, was $765,000,025.

Credit Suisse Securities (USA) LLC
750,000,000	0.150	06/15/12	750,000,000
Maturity Value: $750,290,625
Settlement Date: 03/14/12
Collateralized U.S. Treasury Notes, 1.375% to 2.125%, due 11/30/13 to 11/30/15. The aggregate market value of the collateral, including accrued interest, was $765,002,310.

HSBC Securities, Inc.
85,000,000	0.200	06/01/12	85,000,000
Maturity Value: $85,000,472
Collateralized U.S. Treasury Notes, 0.125% to 0.500%, due 09/30/13 to 10/15/14. The aggregate market value of the collateral, including accrued interest, was $86,701,610.

ING Financial Markets LLC
50,000,000	0.190	06/01/12	50,000,000
Maturity Value: $50,000,264

Collateralized by U.S. Treasury Bill, 0.000%, due 06/07/12, U.S. Treasury Bond, 4.375%, due 05/15/41 and U.S. Treasury Notes, 0.125% to 2.125%, due 09/30/13 to 04/30/16. The aggregate market value of the collateral, including accrued interest, was $51,000,282.

Societe Generale
500,000,000	0.180	06/01/12	500,000,000
Maturity Value: $500,002,500

Collateralized U.S. Treasury Note, 2.625%, due 04/30/18 and U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41. The aggregate market value of the collateral, including accrued interest, was $510,000,056.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(a)(b) – (continued)
TD Securities (USA) LLC
$ 200,000,000	0.180%	06/01/12	$ 200,000,000
Maturity Value: $200,001,000
Collateralized by U.S. Treasury Inflation-Indexed Bonds, 2.125% to 3.625%, due 04/15/28 to 02/15/41. The aggregate market value of the collateral, including accrued interest, was $204,000,145.

UBS Securities LLC
199,700,000	0.170	06/01/12	199,700,000
Maturity Value: $199,700,943
Collateralized by U.S. Treasury Note, 1.125%, due 05/31/19. The market value of the collateral, including accrued interest, was $203,694,080.

Wells Fargo Securities LLC
150,000,000	0.180	06/01/12	150,000,000
Maturity Value: $150,000,750
Collateralized U.S. Treasury Notes, 0.125% to 0.875%, due 09/30/13 to 12/31/16. The aggregate market value of the collateral, including accrued interest, was $153,000,079.

TOTAL REPURCHASE
AGREEMENTS			$ 7,469,700,000

TOTAL INVESTMENTS – 104.7%			$10,614,345,516

LIABILITIES IN EXCESS OF OTHER
ASSETS – (4.7)%			(478,975,368)

NET ASSETS – 100.0%			$10,135,370,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	The maturity values of repurchase agreements having variable rates were calculated based on the rate in effect at May 31, 2012.

(b)	Unless noted, all repurchase agreements were entered into on May 31, 2012. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(c)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(d)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2012.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments. As of May 31, 2012, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

The Levels previously based on valuation characteristics of the investments’ market value are currently reflective of assets based on amortized cost.

Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,058,000,000	$1,058,005,950	$1,089,610,537
Money Market	400,000,000	400,002,249	411,951,054
Prime Obligations	970,000,000	970,005,455	998,981,305

REPURCHASE AGREEMENTS — At May 31, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
Crédit Agricole Corporate and Investment Bank	0.20%	$1,014,816,327	$383,673,469	$930,408,163
Bank of Nova Scotia (The)	0.21	43,183,673	16,326,531	39,591,837
TOTAL		$1,058,000,000	$400,000,000	$970,000,000

At May 31, 2012, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.500%	04/01/26 to 05/01/42
Federal National Mortgage Association	3.000 to 6.500	05/01/25 to 06/01/42
U.S. Treasury Bond	3.375	04/15/32

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — In a low interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive a significant portion of certain fees (such as distribution fees, service fees, administration fees, shareholder administration fees, transfer agency and management fees) which can fluctuate daily.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, subjecting them to possible risks associated with an adverse economic, business or political development affecting that state. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 27, 2012

*	Print the name and title of each signing officer under his or her signature.